Condensed Balance Sheets (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 25,336	$ 10,582	$ 12,411	$ 7,896	$ 8,574
Marketable securities		7,969		23,826
Prepaid expenses and other current assets	3,367	282		149
Total current assets	28,703	18,833		31,871
Property and equipment, net	19	31		135
Other assets	71	105		78
Total assets	28,793	18,969		32,084
Current liabilities:
Accounts payable	72	614		708
Accrued expenses	4,278	2,771		1,280
Current portion of note payable	851
Total current liabilities	5,201	3,385		1,988
Note payable, net of current portion and discount	4,877
Warrant liability	217
Other liabilities	3,421
Commitments and contingencies (Note 9)
Stockholders' deficit:
Common stock, $.0001 par value; 34,859,964 shares authorized, 591,644 and 322,807 shares issued and outstanding at June 30, 2011 and December 31, 2010, respectively
Additional paid-in-capital	7,833	3		3
Accumulated other comprehensive loss		(3)		15
Accumulated deficit	(102,481)	(128,252)		(101,616)
Total stockholders' deficit	(94,648)	(128,252)		(101,598)	(74,996)
Total liabilities, convertible preferred stock, redeemable convertible preferred stock and stockholders' deficit	28,793	18,969		32,084
Series A-1 Convertible Preferred Stock
Current liabilities:
Preferred Stock	22,437
Stockholders' deficit:
Total stockholders' deficit	22,437	0
Series A-2 Convertible Preferred Stock
Current liabilities:
Preferred Stock	76,751
Stockholders' deficit:
Total stockholders' deficit	76,751	0
Series A-3 Convertible Preferred Stock
Current liabilities:
Preferred Stock	9,741
Stockholders' deficit:
Total stockholders' deficit	9,741	0
Series A-4 Convertible Preferred Stock
Current liabilities:
Preferred Stock	271
Stockholders' deficit:
Total stockholders' deficit	271	0
Series A-5 Convertible Preferred Stock
Current liabilities:
Preferred Stock	525
Stockholders' deficit:
Total stockholders' deficit	525	0
Series A-6 Convertible Preferred Stock
Current liabilities:
Preferred Stock
Stockholders' deficit:
Total stockholders' deficit	0	0
Series A Junior Convertible Preferred Stock
Current liabilities:
Preferred Stock		93		93
Stockholders' deficit:
Total stockholders' deficit	0	93		93	93
Series B Redeemable Convertible Preferred Stock
Current liabilities:
Preferred Stock		38,309		35,470
Stockholders' deficit:
Total stockholders' deficit	0	38,309		35,470	32,843
Series C Redeemable Convertible Preferred Stock
Current liabilities:
Preferred Stock		105,434		96,131
Stockholders' deficit:
Total stockholders' deficit	$ 0	$ 105,434		$ 96,131	$ 87,352

Condensed Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	34,859,964	34,859,964	34,859,964
Common stock, shares issued	591,644	322,807	320,424
Common stock, shares outstanding	591,644	322,807	320,424
Series A-1 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	1,000,000	1,000,000
Preferred Stock, shares issued	413,254	0
Preferred Stock, shares outstanding	413,254	0
Series A-2 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	983,213	983,213
Preferred Stock, shares issued	983,208	0
Preferred Stock, shares outstanding	983,208	0
Series A-3 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	142,230	142,230
Preferred Stock, shares issued	142,227	0
Preferred Stock, shares outstanding	142,227	0
Series A-4 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	4,000	4,000
Preferred Stock, shares issued	3,998	0
Preferred Stock, shares outstanding	3,998	0
Series A-5 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	7,000	7,000
Preferred Stock, shares issued	6,443	0
Preferred Stock, shares outstanding	6,443	0
Series A-6 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	800,000	800,000
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0
Series A Junior Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	63,000	63,000	63,000
Preferred Stock, shares issued		61,664	61,664
Preferred Stock, shares outstanding		61,664	61,664
Preferred Stock, liquidation value (in dollars)		$ 925	$ 925
Series B Redeemable Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	1,600,000	1,600,000	1,600,000
Preferred Stock, shares issued		1,599,997	1,599,997
Preferred Stock, shares outstanding		1,599,997	1,599,997
Series C Redeemable Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	10,146,629	10,146,629	10,146,629
Preferred Stock, shares issued		10,146,629	10,146,629
Preferred Stock, shares outstanding		10,146,629	10,146,629

Condensed Statements of Operations (USD $) In Thousands, except Share data	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Operating expenses:
Research and development	$ 16,553	$ 2,216	$ 20,689	$ 4,706	$ 11,692	$ 14,519
General and administrative	945	473	1,842	1,117	3,630	2,668
Loss from operations	(17,498)	(2,689)	(22,531)	(5,823)	(15,539)	(15,571)
Interest income	6	21	20	47	85	489
Other income (expense)	12	(15)	22	(15)	883
Interest expense	(108)		(108)		(59)	(7)
Net loss	(17,588)	(2,683)	(22,597)	(5,791)	(14,630)	(15,089)
Earnings (loss) attributable to common stockholders - basic and diluted (Note 5)	$ 1,401	$ (5,399)	$ 1,013	$ (11,170)	$ (26,773)	$ (26,494)
Earnings (loss) per share (Note 5):
Basic (in dollars per share)	$ 2.89	$ (16.85)	$ 2.51	$ (34.86)
Diluted (in dollars per share)	$ 0.44	$ (16.85)	$ 0.27	$ (34.86)
Weighted average shares:
Basic (in shares)	484,237	320,424	403,967	320,424	320,920	320,437
Diluted (in shares)	3,175,348	320,424	3,790,913	320,424	320,920	320,437

Statement of Convertible Preferred Stock and Stockholders' Deficit (USD $) In Thousands, except Share data		Total	Series A-1 Convertible Preferred Stock	Series A-2 Convertible Preferred Stock	Series A-3 Convertible Preferred Stock	Series A-4 Convertible Preferred Stock	Series A-5 Convertible Preferred Stock	Series A-6 Convertible Preferred Stock	Series A Junior Convertible Preferred Stock	Series B Redeemable Convertible Preferred Stock	Series C Redeemable Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Comprehensive Income
Balance at Dec. 31, 2008		$ (74,996)							$ 93	$ 32,843	$ 87,352		$ 8,013	$ 247	$ (83,256)
Balance (in shares) at Dec. 31, 2008									61,664	1,599,997	10,146,629	320,424
Increase (Decrease) in Stockholders' Equity
Net loss		(15,089)													(15,089)	(15,089)
Unrealized gain from available-for-sale securities		(232)												(232)		(232)
Total comprehensive loss		(15,321)														(15,321)
Stock-based compensation expense		125											125
Balance at Dec. 31, 2009		(101,598)							93	35,470	96,131		3	15	(101,616)
Balance (in shares) at Dec. 31, 2009									61,664	1,599,997	10,146,629	320,424
Increase (Decrease) in Stockholders' Equity
Net loss		(14,630)													(14,630)	(14,630)
Unrealized gain from available-for-sale securities		(18)												(18)		(18)
Total comprehensive loss		(14,648)														(14,648)
Forced conversion of preferred stock to common stock										1,600	10,147	320
Issuance of preferred stock, net of issuance costs		2											2
Issuance of preferred stock, net of issuance costs (in shares)												2,383
Stock-based compensation expense		134											134
Balance at Dec. 31, 2010		(128,252)	0	0	0	0	0	0	93	38,309	105,434	0	3	(3)	(128,252)
Balance (in shares) at Dec. 31, 2010			0	0	0	0	0	0	61,664	1,599,997	10,146,629	322,807
Increase (Decrease) in Stockholders' Equity
Net loss		(22,597)													(22,597)	(22,597)
Unrealized gain from available-for-sale securities		3												3		3
Total comprehensive loss		(22,594)														(22,594)
Forced conversion of preferred stock to common stock		554							(33)	(296)	(225)		554
Forced conversion of preferred stock to common stock (in shares)									(21,661)	(177,697)	(314,496)	102,767
Recapitalization(1)	[1]	60,981		75,979	9,629	271			(60)	(39,183)	(108,425)		8,269		52,712
Recapitalization(1) (in shares)	[1]			983,208	142,227	3,998			(40,003)	(1,422,300)	(9,832,133)
Issuance of preferred stock, net of issuance costs		0	20,702				525	0
Issuance of preferred stock, net of issuance costs (in shares)			395,928				6,443	0
Accretion of dividends on preferred stock		(5,595)	325	772	112					1,170	3,216		(1,251)		(4,344)
Stock-based compensation expense		106											106
Stock options exercised		152											152
Stock options exercised (in shares)												166,070
Milestone payment settled in preferred stock		0	1,410
Milestone payment settled in preferred stock (in shares)			17,326
Balance at Jun. 30, 2011		$ (94,648)	$ 22,437	$ 76,751	$ 9,741	$ 271	$ 525	$ 0	$ 0	$ 0	$ 0	$ 0	$ 7,833	$ 0	$ (102,481)
Balance (in shares) at Jun. 30, 2011			413,254	983,208	142,227	3,998	6,443	0	0	0	0	591,644

[1]	The recapitalization includes the exchange of Series A, Series B and Series C shares for Series A-4, Series A-3, and Series A-2 shares, respectively, in addition to the 10:1 exchange of Series A-2, Series A-3, and Series A-4 preferred stock, which occurred in conjunction with the Merger, and is more fully described in Note 2.

Statements of Cash Flows (USD $) In Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net loss	$ (22,597)	$ (5,791)	$ (14,630)	$ (15,089)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	15	40
Stock-based compensation expense	106	9	134	125
Research and development expense to be settled in stock	3,421
Amortization of premium (accretion of discount) on short-term investments, net	21	199	303	98
Non-cash interest	30
Milestone payment settled with stock	1,410
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(3,028)	58	(133)	95
Other long-term assets	31		(27)
Accounts payable	(541)	(685)	(94)	(1,121)
Accrued expenses	1,507	(657)	1,491	(922)
Net cash used in operating activities	(19,625)	(6,827)	(12,986)	(18,293)
Investing activities
Purchases of property and equipment	(3)	(15)	(14)	(32)
Purchases of marketable securities	(899)	(14,798)	(24,120)	(36,035)
Sales and maturities of marketable securities	8,850	26,155	39,655	53,690
Net cash provided by investing activities	7,948	11,342	15,670	17,623
Financing activities
Proceeds from the exercise of stock options	152
Net proceeds from the issuance of preferred stock	20,452
Proceeds on note payable, net	5,883
Deferred financing costs	(56)			(8)
Net cash provided by financing activities	26,431		2	(8)
Net increase (decrease) in cash and cash equivalents	14,754	4,515	2,686	(678)
Cash and cash equivalents at beginning of period	10,582	7,896	7,896	8,574
Cash and cash equivalents at end of period	25,336	12,411	10,582	7,896
Noncash financing activities
Accretion of preferred stock issuance costs		45	173	181
Fair value of preferred stock issued in the recapitalization, net of issuance costs	85,879
Accretion of dividends on preferred stock	5,595	5,379	10,651	9,850
Accretion of preferred stock investor rights/obligations		343	1,318	1,374
Fair value of warrants issued	$ 217

Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Organization
Organization

1. Organization

Radius Health, Inc. (“Radius” or the “Company”), which was formerly known as MPM Acquisition Corp. is a pharmaceutical company focused on acquiring and developing new therapeutics for the treatment of osteoporosis and other women’s health conditions. The Company’s lead product candidate, currently in Phase 3 clinical development is BA058 Injection, a daily subcutaneous injection of our novel synthetic peptide analog of human parathyroid hormone-related protein (hPTHrP) for the treatment of osteoporosis. The BA058 Injection Phase 3 study began dosing in April 2011. The Company is also developing the BA058 Microneedle Patch, a short wear time, transdermal form of BA058 delivered using a microneedle technology from 3M Drug Delivery Systems (3M), currently in Phase 1 clinical development. The Company also has two other product candidates, RAD1901, a selective estrogen receptor modulator, or SERM, in Phase 2 clinical development for the treatment of vasomotor symptoms (hot flashes) in women entering menopause and RAD140, a selective androgen receptor modular, or SARM, currently in pre-investigational new drug, or IND, discovery as a potential treatment for age-related muscle loss, frailty, weight loss associated with cancer cachexia and osteoporosis. As used throughout these unaudited, condensed financial statements, the terms “Radius”, “Company”, “we”, “us” and “our” refer to Radius Health, Inc. (f/k/a MPM Acquisition Corp.).

Pursuant to an Agreement and Plan of Merger (the “Merger Agreement” or the “Merger”) entered into in April 2011 by and among the Company (a publicly-reporting, Form 10 shell company at the time), RHI Merger Corp., a Delaware corporation and wholly owned subsidiary of the Company (“MergerCo”), and Radius Health, Inc., a privately-held Delaware corporation (“Former Operating Company”), MergerCo merged with and into the Former Operating Company, with the Former Operating Company remaining as the surviving entity and a wholly-owned subsidiary of the Company.  This transaction is herein referred to as the “Merger”. The Merger was effective as of May 17, 2011, upon the filing of a certificate of merger with the Delaware Secretary of State.  Following the Merger on May 17, 2011, the Company’s Board of Directors approved a transaction pursuant to which the Former Operating Company merged with and into the Company, leaving the Company as the surviving corporation (the “Short-Form Merger”).  As part of the Short-Form Merger, the Company, then named MPM Acquisition Corp., changed its name to Radius Health, Inc. and assumed the operations of the Former Operating Company.

The Company is subject to the risks associated with emerging, technology-oriented companies with a limited operating history, including dependence on key individuals, a developing business model, market acceptance of the Company’s product candidates, competitive product candidates, and the continued ability to obtain adequate financing to fund the Company’s future operations. The Company has an accumulated deficit of  $102.5 million through June 30, 2011. The Company has incurred losses and expects to continue to incur additional losses for the foreseeable future. The Company intends to obtain additional equity and/or debt financing in order to meet working capital requirements and to further develop its product candidates. As part of the Merger and Short-Form Merger in May 2011, the Company assumed the Former Operating Company’s agreement with existing and new investors pursuant to which the Former Operating Company received an irrevocable, legally binding commitment for proceeds of  $64.3 million from the issuance of shares of Series A-1 Convertible Preferred Stock in three closings. The proceeds from each closing are generally due to the Company upon its written request. The first of the three closings was completed prior to the Merger on May 17, 2011 for gross proceeds of  $21.4 million and the Company expects to complete the second and third closings during the remainder of 2011. The Company believes that its existing cash and cash equivalents and the proceeds available from the irrevocable legally binding commitment described above and in Note 4, are sufficient to finance its operations, including its obligations under the Nordic agreement described in Note 14, into the second quarter of 2012.

1. Nature of Business

        Radius Health, Inc. (the Company or Radius) is a pharmaceutical company focused on acquiring and developing new therapeutics for osteoporosis and women's health. The Company's lead product candidate is BA058 Injection which began a pivotal, multinational Phase 3 clinical study for the treatment of osteoporosis in April 2011. In addition, the Company is developing the BA058 Microneedle Patch, a transdermal form of BA058 that is based on a microneedle technology from 3M Drug Delivery Systems (3M) that commenced a Phase 1b clinical study in December 2010. In addition to BA058, the Company is currently conducting one other clinical and one other preclinical program. Since inception, the Company has devoted its efforts principally to research and development, licensing of intellectual property, business development activities, and raising capital.

        The Company is subject to the risks associated with emerging, technology-oriented companies with a limited operating history, including dependence on key individuals, a developing business model, market acceptance of the Company's product candidates, competitive product candidates, and the continued ability to obtain adequate financing to fund the Company's future operations. Accumulated deficit for the period from November 14, 2003 (date of inception) through December 31, 2010 is  $128,252. The Company has incurred, and expects to continue to incur, additional losses for the foreseeable future. The Company intends to obtain additional equity and/or debt financing in order to meet working capital requirements and to further develop its product candidates. Subsequent to December 31, 2010, the Company executed an agreement with existing and new investors under which it received an irrevocable, legally binding commitment for proceeds of  $64,300 from the issuance of shares of Series A-1 convertible preferred stock in three closings which will take place in 2011. The proceeds from each closing are generally due to the Company upon written request. The Company intends to request the proceeds from such closings in 2011. The Company believes that its existing cash, cash equivalents and marketable securities and the proceeds available from the irrevocable legally binding commitment described above and in Note 14, are sufficient to finance its operations, including its 2011 obligations under the Nordic agreement described in Note 12, into 2012.

Basis of Presentation	6 Months Ended
Jun. 30, 2011
Basis of Presentation
Basis of Presentation

2. Basis of Presentation

The accompanying unaudited condensed financial statements and the related disclosures of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial reporting and as required by Regulation S-X, Rule 10-01.  Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments (including those which are normal and recurring) considered necessary for a fair presentation of the interim financial information have been included. When preparing financial statements in conformity with GAAP, the Company must make estimates and assumptions that affect the reported amounts of assets, liabilities, expenses and related disclosures at the date of the financial statements. Actual results could differ from those estimates. Additionally, operating results for the three and six months ended June 30, 2011 are not necessarily indicative of the results that may be expected for any other interim period or for the fiscal year ending December 31, 2011. For further information, refer to the financial statements and footnotes included in the Company’s audited financial statements for the year ended December 31, 2010 included on Form 8-K as filed with the Securities and Exchange Commission (“SEC”) on May 23, 2011, as amended on July 20, 2011. The accompanying unaudited condensed financial statements and the related disclosures take into account the Merger and Short-Form Merger transactions.  In addition, all historical share and per share amounts in the financial statements relating to the Former Operating Company have been retroactively adjusted for all periods presented to give effect to the 15:1 reverse stock split of all of the Former Operating Company’s capital stock (the “Reverse Stock Split”), including reclassifying an amount equal to the reduction in par value to additional paid-in-capital, approved by the Former Operating Company’s Board of Directors prior to the Merger on May 17, 2011.

Merger

As described above, the Company completed a reverse merger transaction with the Former Operating Company on May 17, 2011, pursuant to which the Company changed its name from MPM Acquisition Corp. to Radius Health, Inc. and assumed the operations of the Former Operating Company.

As of the effective time of the Merger (the “Effective Time”), the legal existence of MergerCo ceased and all of the shares of the Former Operating Company’s common stock, par value  $0.01 per share, and shares of the Former Operating Company’s preferred stock, par value  $0.01 per share, that were outstanding immediately prior to the Merger were cancelled and converted into the right to receive shares of the Company’s common or preferred stock, as applicable.  Each outstanding share of the Former Operating Company common stock outstanding immediately prior to the Effective Time was automatically converted into the right to receive one share of the Company’s common stock,  $0.0001 par value per share (the “Common Stock”) and each outstanding share of the Company’s preferred stock outstanding immediately prior to the Effective Time was automatically converted into the right to receive one-tenth of one share of the Company’s preferred stock,  $0.0001 par value per share (the “Preferred Stock”) as consideration for the Merger.  The December 31, 2010 financial statements, specifically common stock and additional paid-in-capital, have been adjusted to reflect the change in common stock par value.

The Company assumed all options and warrants of the Former Operating Company outstanding immediately prior to the Effective Time, which became exercisable for shares of the Company’s Common Stock or Preferred Stock, as the case may be.

Contemporaneously with the closing of the Merger, pursuant to the terms of a Redemption Agreement dated April 25, 2011 by and among the Company and its then-current stockholder, the Company completed the repurchase of 5,000,000 shares of Common Stock from its former sole stockholder in consideration of an aggregate of  $50,000. The 5,000,000 shares constituted all of the then issued and outstanding shares of the Company’s capital stock, on a fully-diluted basis, immediately prior to the Merger.

Upon completion of the Merger and the Redemption, the former stockholders of the Former Operating Company held 100% of the outstanding shares of capital stock of the Company.

Pursuant to the Merger, the Company assumed all of the Former Operating Company’s obligations under its existing contracts. In particular, the Company has assumed the rights and obligations of the Former Operating Company under that certain Series A-1 Convertible Preferred Stock Purchase Agreement, dated as of April 25, 2011, as amended, (the “Purchase Agreement”) with that certain investors listed therein (the “Investors”) pursuant to which, among other things, the Company is obligated to issue and sell to the Investors up to an aggregate of 789,553 shares of Series A-1 Convertible Preferred Stock, par value  $.01 per share (the “Series A-1”), each at a purchase price per share of  $81.42, to be completed in three closings for cash proceeds of  $64.3 million.  The transactions covered by the Purchase Agreement are referred to herein as the “Series A-1 Financing”.  An initial closing was completed on May 17, 2011 by the Former Operating Company prior to the Merger. Upon notice from the Company, the Investors are obligated to purchase, and the Company is obligated to issue, an additional 263,178 shares of Series A-1 at the Stage II Closing in exchange for cash proceeds of  $21.4 million and an additional 263,180 shares of Series A-1 at the Stage III Closing in exchange for cash proceeds of  $21.4 million.  There are no conditions to funding if the Company notifies the Investors of any such closing.

Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

3. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Company’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Fair Value Measurements

The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1), and the lowest priority to unobservable inputs (Level 3). The Company’s financial assets are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The three levels of the fair value hierarchy, and its applicability to the Company’s financial assets, are described below:

Level 1—Unadjusted quoted prices in active markets that are accessible at the measurement date of identical, unrestricted assets.

Level 2—Quoted prices for similar assets, or inputs that are observable, either directly or indirectly, for substantially the full term through corroboration with observable market data. Level 2 includes investments valued at quoted prices adjusted for legal or contractual restrictions specific to the security.

Level 3—Pricing inputs are unobservable for the asset, that is, inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset. Level 3 includes private investments that are supported by little or no market activity.

All of the Company’s financial assets, comprising cash equivalents and marketable securities, are classified as Level 1 and Level 2 assets as of June 30, 2011 and December 31, 2010 (Note 6). Money market funds are valued using quoted market prices with no valuation adjustments applied. Accordingly, these securities are categorized as Level 1. Assets utilizing Level 2 inputs include government agency securities, including direct issuance bonds, and corporate bonds. These assets are valued using third party pricing resources which generally use interest rates and yield curves observable at commonly quoted intervals of similar assets as observable inputs for pricing.

Redeemable Convertible Preferred Stock

Prior to the Series A-1 Financing on May 17, 2011, the carrying value of the Company’s redeemable convertible preferred stock was adjusted by periodic accretions such that the carrying value will equal the redemption amount at the redemption date. The carrying value is also adjusted to reflect dividends that accrue quarterly on the redeemable convertible preferred stock (Note 11). In connection with the recapitalization discussed in Note 4, the Company’s Preferred Stock is no longer redeemable, other than upon a deemed liquidation event, as defined.

Preferred Stock Accounting

The Company accounts for an amendment that adds, deletes or significantly changes a substantive contractual term (e.g., one that is at least reasonably possible of being exercised), or fundamentally changes the nature of the preferred shares as an extinguishment. (Note 4)

Financial Instruments Indexed to and Potentially Settled in the Company’s Common stock

The Company evaluates all financial instruments issued in connection with its equity offerings when determining the proper accounting treatment for such instruments in the Company’s financial statements. The Company considers a number of generally accepted accounting principles to determine such treatment and evaluates the features of the instrument to determine the appropriate accounting treatment. The Company utilizes the Black-Scholes method or other appropriate methods to determine the fair value of its derivative financial instruments. Key valuation factors in determining the fair value include, but are not limited to, the current stock price as of the date of measurement, the exercise price, the remaining contractual life, expected volatility for the instrument and the risk-free interest rate. For financial instruments that are determined to be classified as liabilities on the balance sheet, changes in fair value are recorded as a gain or loss in the Company’s Statement of Operations with the corresponding amount recorded as an adjustment to the liability on its Balance Sheet.

Research and Development

The Company accounts for research and development costs by expensing such costs to operations as incurred. Research and development costs primarily consist of personnel costs, outsourced research activities including pre-clinical and clinical trial services and manufacturing services, laboratory supplies, and license fees.

Nonrefundable advance payments for goods or services to be received in the future for use in research and development activities are deferred and capitalized. The capitalized amounts will be expensed as the related goods are delivered or the services are performed. If expectations change such that the Company does not expect it will need the goods to be delivered or the services to be rendered, capitalized nonrefundable advance payments would be charged to expense.

Stock-Based Compensation

The Company recognizes, as expense, the grant date fair value of all share-based payments to employees. The Company accounts for transactions in which services are received from non-employees in exchange for equity instruments based on the estimated fair value of such services received or of the equity instruments issued, whichever is more reliably measured. The fair value of unvested non-employee awards are remeasured at each reporting period and expensed over the vesting term of the underlying stock options.

Segment Information

The Company makes operating decisions based on performance of the enterprise as a whole and uses the financial statements for decision making.  The Company operates in one business segment, which focuses on drug discovery and development.

Net Income (Loss) Per Common Share

Net income (loss) per common share is calculated using the two-class method, which is an earnings allocation formula that determines net income (loss) per share for the holders of the Company’s common shares and participating securities. All series of Preferred Stock, excluding the Former Operating Company’s Series A Convertible Preferred Stock, contain participation rights in any dividend paid by the Company and are deemed to be participating securities. Net income available to common shareholders and participating convertible preferred shares is allocated to each share on an as-converted basis as if all of the earnings for the period had been distributed. The participating securities do not include a contractual obligation to share in losses of the Company and are not included in the calculation of net loss per share in the periods that have a net loss.

Diluted net income per share is computed using the more dilutive of (a) the two-class method, or (b) the if-converted method. The Company allocates net income first to preferred stockholders based on dividend rights and then to common and preferred stockholders based on ownership interests. The weighted-average number of common shares outstanding gives effect to all potentially dilutive common equivalent shares, including outstanding stock options, warrants, and potential issuance of stock upon the issuance of Series A-6 Convertible Preferred Stock (“Series A-6”) as settlement of the liability to Nordic Bioscience (“Nordic”). Common equivalent shares are excluded from the computation of diluted net income (loss) per share if their effect is anti-dilutive.

Income Taxes

The Company accounts for income taxes under the liability method. Deferred tax assets and liabilities are determined based on differences between financial reporting and income tax basis of assets and liabilities, as well as net operating loss carryforwards, and are measured using the enacted tax laws that will be in effect when the differences reverse. Deferred tax assets are reduced by a valuation allowance to reflect the uncertainty associated with their ultimate realization. The effect on deferred taxes of a change in tax rate is recognized in income or loss in the period that includes the enactment date.

The Company uses judgment to determine the recognition threshold and measurement attribute for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Any material interest and penalties related to unrecognized tax benefits in income tax expense.

Due to uncertainty surrounding the realization of the favorable tax attributes in future tax returns, the Company has recorded a full valuation allowance against otherwise realizable net deferred tax assets as of June 30, 2011 and December 31, 2010.

Comprehensive Income (Loss)

All components of comprehensive income (loss) are required to be disclosed in the condensed financial statements. Comprehensive income (loss) is defined as the change in equity of a business enterprise during a period from transactions, and other events and circumstances from non-owner sources and consists of net loss and changes in unrealized gains and losses on available-for-sale securities. Comprehensive loss was calculated as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Net loss	$(17,588)	$(2,683)	$(22,597)	$(5,791)

Change in unrealized gain on marketable securities	—	6	—	7
Comprehensive loss	$(17,588)	$(2,677)	$(22,597)	$(5,784)

Recently Adopted Accounting Standards

In October 2009, the FASB issued ASU 2009-13. ASU 2009-13 amends existing revenue recognition accounting pronouncements that are currently within the scope of FASB ASC Subtopic 605-25 (previously included within EITF 00-21, Revenue Arrangements with Multiple Deliverables (“EITF 00-21”)). The consensus to ASU 2009-13 provides accounting principles and application guidance on whether multiple deliverables exist, how the arrangement should be separated, and the consideration allocated. This guidance eliminates the requirement to establish the fair value of undelivered products and services and instead provides for separate revenue recognition based upon management’s estimate of the selling price for an undelivered item when there is no other means to determine the fair value of that undelivered item. EITF 00-21 previously required that the fair value of the undelivered item be the price of the item either sold in a separate transaction between unrelated third parties or the price charged for each item when the item is sold separately by the vendor. Under EITF 00-21, if the fair value of all of the elements in the arrangement was not determinable, then revenue was deferred until all of the items were delivered or fair value was determined. This new approach is effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. On January 1, 2011, the Company adopted ASU 2009-13 on a prospective basis. The adoption did not have a material impact on the Company’s financial position or results of operations, but could have an impact on how the Company accounts for any future collaboration agreements, should the Company enter into any such agreements in the future.

2. Summary of Significant Accounting Policies

Use of Estimates

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Company's management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Cash Equivalents

        The Company considers all highly liquid investment instruments with an original maturity when purchased of three months or less to be cash equivalents. Cash equivalents at December 31, 2009 and 2010 comprise money market funds, corporate debt securities, asset-backed commercial paper, and debt securities held by government sponsored entities.

Marketable Securities

        All investment instruments with an original maturity date, when purchased, in excess of three months have been classified as current marketable securities. These marketable securities are classified as available-for-sale and such securities are carried at fair value. Unrealized gains and losses, if any, are included within other comprehensive income (loss) within stockholders' deficit. The amortized cost of debt securities in this category is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in interest income. Realized gains and losses on available-for-sale securities are included in interest income. The cost of securities sold is based on the specific identification method. The Company periodically reviews the portfolio of securities to determine whether an other-than-temporary impairment has occurred. No such losses have occurred to date. There were no realized gains or losses on the sale of securities for the years ended December 31, 2009 and 2010.

Fair Value Measurements

        The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1), and the lowest priority to unobservable inputs (Level 3). The Company's financial assets are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The three levels of the fair value hierarchy, and its applicability to the Company's financial assets, are described below:

  Level 1—Unadjusted quoted prices in active markets that are accessible at the measurement date of identical, unrestricted assets.

  Level 2—Quoted prices for similar assets, or inputs that are observable, either directly or indirectly, for substantially the full term through corroboration with observable market data. Level 2 includes investments valued at quoted prices adjusted for legal or contractual restrictions specific to the security.

  Level 3—Pricing inputs are unobservable for the asset, that is, inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset. Level 3 includes private investments that are supported by little or no market activity.

        All of the Company's financial assets, comprising cash equivalents and marketable securities, are classified as Level 1 and Level 2 assets as of December 31, 2009 and 2010 (Note 4).

Fair Value of Financial Instruments

        The carrying amounts of the Company's financial instruments, which include cash equivalents, marketable securities, accounts payable and accrued expenses, approximate their estimated fair values as of December 31, 2009 and 2010.

Concentrations of Credit Risk and Off-Balance-Sheet Risk

        Financial instruments that potentially subject the Company to credit risk primarily consist of cash and cash equivalents and available-for-sale marketable securities. The Company maintains its cash and cash equivalents and marketable securities with financial institutions. The Company is currently investing its excess cash in money market funds and other securities, and the management of these investments is not discretionary on the part of the financial institution. The Company's credit exposure on its marketable securities is limited by its diversification among United States government and agency debt securities. The Company has no significant off-balance-sheet risks such as foreign exchange contracts, option contracts, or other hedging arrangements.

Property and Equipment

        Property and equipment is stated at cost and depreciated using the straight-line method over the estimated useful lives of the respective assets:

Furniture	3 years
Equipment	5 years
Software	3 years
Leasehold improvements	Shorter of lease or useful life of the asset

Revenue Recognition

        To date, all of the Company's revenue has been generated under an option agreement. The Company recognized revenue ratably over the option period.

Research and Development

        The Company accounts for research and development costs by expensing such costs to operations as incurred. Research and development costs primarily consist of personnel costs, outsourced research activities, laboratory supplies, and license fees.

        Nonrefundable advance payments for goods or services to be received in the future for use in research and development activities are deferred and capitalized. The capitalized amounts will be expensed as the related goods are delivered or the services are performed. If expectations change such that the Company does not expect it will need the goods to be delivered or the services to be rendered, capitalized nonrefundable advance payments would be charged to expense.

Licensing Agreements

        Costs associated with licenses of technology are expensed as incurred, and are included in research and development expenses.

Impairment of Long-Lived Assets

        When impairment indicators exist, the Company's management evaluates long-lived assets for potential impairment. Potential impairment is assessed when there is evidence that events or changes in circumstances have occurred that indicate that the carrying amount of a long-lived asset may not be recovered. Recoverability of these assets is assessed based on undiscounted expected future cash flows from the assets, considering a number of factors, including past operating results, budgets and economic projections, market trends, and product development cycles. An impairment in the carrying value of each asset is assessed when the undiscounted expected future cash flows derived from the asset are less than its carrying value.

        Impairments, if any, are recognized in earnings. An impairment loss would be recognized in an amount equal to the excess of the carrying amount over the undiscounted expected future cash flows. No impairment charges have been recognized since inception.

Segment Information

        Operating segments are defined as components of an enterprise engaging of business activities for which discrete financial information is available and regularly reviewed by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company views its operations and manages its business in one operating segment and the Company operates in one geographic segment.

Income Taxes

        The liability method is used in accounting for income taxes. Deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities, and are measured using the enacted tax rates in effect when the differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance to reflect the uncertainty associated with their ultimate realization.

        In July 2006, the FASB issued ASC No. 740-10, Accounting for Uncertainty in Income Taxes. ASC No.740-10 establishes a minimum threshold for financial statement recognition of the benefit of positions taken, or expected to be taken, in filing tax returns. ASC No. 740-10 requires the evaluation of tax positions taken, or expected to be taken, in the course of preparing the Company's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense. The Company's adoption of ASC No. 740-10 in 2009 did not have a material effect on the Company's financial statements.

Net Loss Per Common Share

        Basic net loss per share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration for common stock equivalents. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common share equivalents outstanding for the period determined using the treasury-stock method. For purposes of this calculation, preferred stock, stock options and warrants are considered to be common stock equivalents and are only included in the calculation of diluted net loss per share when their effect is dilutive.

Redeemable Convertible Preferred Stock

        The carrying value of the Company's Series B and Series C redeemable convertible preferred stock is adjusted by periodic accretions such that the carrying value will equal the redemption amount at the redemption date. The carrying value is also adjusted to reflect dividends that accrue quarterly on the Series B and C redeemable convertible preferred stock (Note 9).

Stock-Based Compensation

        The Company recognizes the compensation cost of employee stock-based awards using the straight-line method over the requisite service period of the award. During the years ended December 31, 2009 and 2010, the Company recorded approximately  $100 and  $100 of employee stock-based compensation expense, respectively. The Company estimates the fair value of each option award using the Black-Scholes-Merton option-pricing model. Weighted-average information and assumptions used in the option-pricing model for employee stock-based compensation are as follows.

	Years Ended
	2009	2010
Expected dividend yield	0%	0%
Risk-free interest rates	2.6 - 2.7%	1.92%
Expected term (years)	6.25	6.25
Volatility	57 - 59%	58%

        In calculating the estimated fair value of the Company's stock options, the Black-Scholes-Merton option-pricing model requires the consideration of the following six variables for purposes of estimating fair value:

  •
  The stock option exercise price,

  •
  The expected term of the option,

  •
  The grant date price of the Company's common stock, which is issuable upon exercise of the option,The expected volatility of the Company's common stock,

  •
  The expected dividends on the Company's common stock, and

  •
  The risk-free rate for the expected option term.

        The expected term of the stock options granted represents the period of time that options granted are expected to be outstanding. For options granted prior to January 1, 2008, the expected term was calculated using the "simplified" method as prescribed by the SEC's Staff Accounting Bulletin No. 107, Share-Based Payment. For options granted after January 1, 2008, the Company calculated the expected term using similar assumptions. The expected volatility is a measure of the amount by which the Company stock price is expected to fluctuate during the term of the options granted. The Company determines the expected volatility based on a review of the historical volatility of similar publicly held companies in the biotechnology field over a period commensurate with the option's expected term. The Company has never declared or paid any cash dividends on its common stock and does not expect to do so in the foreseeable future. Accordingly, it uses an expected dividend yield of zero. The risk-free interest rate is the implied yield available on U.S. Treasury issues with a remaining life consistent with the option's expected term on the date of grant. The Company applies an estimated forfeiture rate to current period expense to recognize compensation expense only for those awards expected to vest. The Company estimates forfeitures based upon historical data, adjusted for known trends, and will adjust the estimate of forfeitures if actual forfeitures differ or are expected to differ from such estimates. Subsequent changes in estimated forfeitures are recognized through a cumulative adjustment in the period of change and also will impact the amount of stock-based compensation expense in future periods. The forfeiture rate was estimated to be 2.4% and 2.8% for the years ended December 31, 2009 and 2010, respectively.

Comprehensive Income (Loss)

        The Company discloses all components of comprehensive income (loss) on an annual basis. Comprehensive income (loss) is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. The Company's accumulated other comprehensive income (loss) comprises unrealized gains (losses) on its available-for-sale marketable securities.

Recently Issued Accounting Standards

        In July 2009, the FASB ratified the EITF No. 08-1, Revenue Arrangements with Multiple Deliverables. This EITF provides additional guidance and clarification of ASC 605-25, (formerly EITF 00-21) regarding an entity's sale of products or services consisting of multiple deliverables for which, under certain circumstances, revenue may be recognized separately for each deliverable. This standard is effective for the Company beginning January 1, 2011. The Company does not believe that this standard will have a material impact on its financial statements, but it could impact the Company's revenue recognition on future collaboration agreements.

        The Company considers events or transactions that occur after the balance sheet date but prior to the issuance of the financial statements to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure.

Recapitalization	6 Months Ended
Jun. 30, 2011
Recapitalization
Recapitalization

4.  Recapitalization

Subsequent to the Reverse Stock Split and prior to the Merger, the Former Operating Company underwent a recapitalization pursuant to which the preferred stock of the Company (Series A Convertible Preferred Stock (“Series A”), Series B Convertible Preferred Stock (“Series B”), and Series C Convertible Preferred Stock (“Series C”), collectively “Old Preferred Stock”) was exchanged for a new series of convertible preferred stock (Series A-2 Convertible Preferred Stock (“Series A-2”), Series A-3 Convertible Preferred Stock (“Series A-3”), Series A-4 Convertible Preferred Stock (“Series A-4”), collectively with Series A-5 Convertible Preferred Stock (“Series A-5”), “New Preferred Stock”) to the extent that the existing stockholder participated in the Series A-1 Financing in an amount at least at the level its Pro Rata Share, as defined in the Purchase Agreement.  According to the amended Articles of Incorporation of the Former Operating Company, stockholders who did not participate in the Series A-1 Financing in an amount at least equal to their Pro Rata Share amount were subject to a forced conversion (the “Forced Conversion”) to common stock, at a rate of 1 share of common stock for every 5 shares of old preferred stock to be so converted. As a result, 21,661 shares of Series A, 177,697 shares of Series B and 314,496 shares of Series C converted into 102,767 shares of the Company’s common stock on May 17, 2011.

The 9,832,133 shares of Series C convertible preferred stock that remained outstanding after the Forced Conversion, were recapitalized and exchanged for 9,832,133 shares of Series A-2, the 1,422,300 shares of Series B convertible preferred stock that remained outstanding after the Forced Conversion, were recapitalized and exchanged for 1,422,300 shares of Series A-3, and the 40,003 shares of Series A convertible preferred stock that remained outstanding after the Forced Conversion, were exchanged for 40,003 shares of Series A-4. All prior dividends that had accrued on the original Series B and Series C Preferred Stock through May 17, 2011 were forfeited by the holders as part of the recapitalization. In addition, the holders of the original Series B and Series C Preferred Stock waived their contingent redemption rights on such shares.

Certain investors participated in the Series A-1 Financing in an amount in excess of their Pro Rata Share amount and as consideration for investing such excess amount, received that number of additional shares of Series A-1 as set forth within the Purchase Agreement.  The Former Operating Company issued 1,327,506 additional shares of Series A-1 in exchange for this additional investment.

In accordance with the Purchase Agreement, the Company received net cash proceeds of  $20.7 million as consideration for the issuance of 3,959,351 shares of Series A-1 through June 30, 2011. The issuance of the additional shares did not generate a beneficial conversion feature at the date of issuance or at June 30, 2011.

Subsequent to the recapitalization and financing, pursuant to the Merger, each outstanding share of preferred stock was converted into the right to receive one-tenth of one share of Preferred Stock.  After the recapitalization, Series A-1 and Series A-5 (as described in Note 14) financings and the Merger, the Company had the following shares of preferred stock outstanding at June 30, 2011:

Class	Number of Shares
Series A-1	413,254
Series A-2	983,208
Series A-3	142,227
Series A-4	3,998
Series A-5	6,443

The Company has accounted for the recapitalization and exchange of the Old Preferred Stock for the New Preferred Stock as an extinguishment of the Old Preferred Stock due to the significance of the changes to the substantive contractual terms of the preferred stock, which included the forfeiture of accrued dividends on the Series A and B, the removal of the contingent redemption feature pursuant to which the Series B and Series C was redeemable at the option of the holder at a future determinable date, and the addition of a mandatory conversion provision to common stock upon the listing of the Company’s Common Stock on a national securities exchange, among other changes. Refer to Note 11 for the rights and preferences on the New Preferred Stock. Accordingly, the Company has recorded the difference between the fair value of the new shares of Preferred Stock issued in the exchange and the carrying value of the old preferred shares as a gain of  $60.9 million that was recorded within stockholders’ deficit. The Company allocated  $8.2 million to additional paid-in capital to recover the amount of additional paid-in capital that had previously been reduced by dividends accreted on Series B and Series C that was forfeited as part of the recapitalization, and the balance of  $52.7 million was recorded to accumulated deficit. The gain on extinguishment is reflected as a preferred stock redemption in the calculation of net income available to common stockholders in accordance with Accounting Standards Codification (“ASC”) 260 Earnings Per Share. The fair value of the Series A-1, Series A-2, Series A-3 and Series A-4 was determined using the probability-weighted expected return method.  (See Note 7)

In connection with the Series A-1 Financing, the Former Operating Company issued to a placement agent, and in the Merger, the Company assumed, a warrant to purchase 818 shares of Series A-1 Preferred Stock. The warrant has an exercise price of  $81.42 and expires on May 17, 2016. The warrant is classified as a liability on the Company’s balance sheet and was recorded as a component of the issuance costs related to the Series A-1 Financing. The Company recorded the warrant at a fair value of  $35,000, using the Black-Scholes option pricing model. The revaluation of the warrant at June 30, 2011 was not material to the financial statements.

Net Income (Loss) Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Net Income (Loss) Per Share
Net Income (Loss) Per Share

5. Net Income (Loss) Per Share

Basic and diluted net income (loss) per share is calculated as follows:

(In thousands, except share and per	Three months ended June 30		Six months ended June 30
share numbers)	2011	2010	2011	2010
Numerator:
Net loss	$(17,588)	$(2,683)	$(22,597)	$(5,791)
Extinguishment of preferred stock	60,937	—	60,937	—
Accretion of preferred stock dividends	(2,719)	(2,716)	(5,595)	(5,379)
Earnings attributable to participating preferred stockholders	(39,229)	—	(31,732)	—
Earnings (loss) attributable to common stockholders - basic	1,401	(5,399)	1,013	(11,170)
Effect of dilutive convertible preferred stock	—	—	—	—
Earnings (loss) attributable to common stockholders - diluted	$1,401	$(5,399)	$1,013	$(11,170)

Denominator:
Weighted-average number of common shares used in earnings (loss) per share - basic	484,237	320,424	403,967	320,424
Effect of dilutive options to purchase common stock	409,113	—	261,193	—
Effect of dilutive convertible preferred stock	2,281,998	—	3,125,753	—
Weighted-average number of common shares used in earnings (loss) per share - diluted	3,175,348	320,424	3,790,913	320,424

Earnings (loss) per share - basic	$2.89	$(16.85)	$2.51	$(34.86)
Effect of dilutive options to purchase common stock	(1.33)	—	(0.98)	—
Effect of dilutive convertible preferred stock	(1.13)	—	(1.25)	—
Earnings (loss) per share - diluted	$0.44	$(16.85)	$0.27	$(34.86)

The following potentially dilutive securities, prior to the use of the treasury stock method, have been excluded from the computation of diluted weighted-average shares outstanding, as they would be anti-dilutive:

	Three months ended June 30,		Six months ended June 30,
	2011	2010	2011	2010
Convertible preferred stock	13,557,238	11,808,290	9,267,677	11,808,290
Options to purchase common stock	—	1,216,718	418,215	1,216,718
Warrants	4,154	266	4,154	266

3. Net Loss Per Share

        Basic and diluted net loss per share is calculated as follows:

	Year Ended December 31,
	2009	2010
Numerator:
Net loss	$(15,089)	$	$(14,630)
Accretion of preferred stock	(11,405)		(12,143)

Net loss attributable to common stockholders	$(26,494)		$(26,773)
Denominator:
Weighted-average number of common shares used in net loss per share-basic diluted	320		321

Net loss per share applicable to common stockholders basic and diluted	$(82.68)		$(83.42)

        The following potentially dilutive securities, prior to the use of the treasury stock method, have been excluded from the computation of diluted weighted-average shares outstanding, as they would be anti-dilutive:

	Year Ended December 31
	2009	2010
Convertible preferred stock	11,808	11,808
Options to purchase common stock	1,217	1,462
Warrants	1	1

Marketable Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Marketable Securities
Marketable Securities

6. Marketable Securities

Available-for-sale marketable securities and cash and cash equivalents consist of the following:

	June 30, 2011
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Cash and cash equivalents:
Cash equivalents	$25,336	$—	$—	$25,336

Total	$25,336	$—	$—	$25,336

There were no marketable securities at June 30, 2011.

	December 31, 2010
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Cash and cash equivalents:
Cash	$232	$—	$—	$232
Money market	6,452	—	—	6,452
Corporate commercial paper	2,892	—	—	2,892
Corporate debt securities	1,006	—	—	1,006

Total	$10,582	$—	$—	$10,582

Marketable securities:
Corporate debt securities	$5,023	$—	$(3)	$5,020
Corporate commercial paper	2,948	1	—	2,949

Total	$7,971	$1	$(3)	$7,969

There were no debt securities that had been in an unrealized loss position for more than 12 months at December 31, 2010. The Company evaluated the securities for other-than-temporary impairment based on quantitative and qualitative factors. The Company considered the decline in market value for these securities to be primarily attributable to current economic conditions. The Company does not intend to sell these securities prior to their maturity and it is not more likely than not that the Company will be required to sell these securities before the recovery of their amortized costs bases, which may be at maturity.

4. Marketable Securities

        Available-for-sale marketable securities and cash and cash equivalents consist of the following:

	December 31, 2009
		Gross Unrealized
	Amortized Cost			Fair Value
		Gains	Losses
Cash and cash equivalents:
Cash	$127	$—	$—	$127
Money market	7,269	—	—	7,269
Government sponsored enterprises (GSEs)	500	—	—	500

Total	$7,896	$—	$—	$7,896

Marketable securities:
GSEs	$16,680	$13	$—	$16,693
Corporate debt securities	3,115	1	—	3,116
Corporate commercial paper	1,748	1	—	1,749
US Treasury obligations	2,268	—	—	2,268

Total	$23,811	$15	$—	$23,826

	December 31, 2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Cash and cash equivalents:
Cash	$232	$—	$—	$232
Money market	6,452	—	—	6,452
Corporate commercial paper	2,892	—	—	2,892
Corporate debt securities	1,006	—	—	1,006

Total	$10,582	$—	$—	$10,582

Marketable securities:
Corporate debt securities	$5,024	$—	$(3)	$5,021
Corporate commercial paper	2,948	—	—	2,948

Total	$7,972	$—	$(3)	$7,969

        There were 6 debt securities that had been in an unrealized loss position for less than 12 months at December 31, 2010. The aggregate unrealized loss on these securities was  $4 and the fair value was  $6,024. The Company evaluated the securities for other-than-temporary impairments based on quantitative and qualitative factors. The Company considered the decline in market value for these securities to be primarily attributable to current economic conditions. The Company does not intend to sell these securities prior to their maturity and it is not more likely than not that the Company will be required to sell these securities before the recovery of their amortized costs bases, which may be at maturity.

        All of the Company's marketable securities have contractual maturities of less than one year. Financial assets carried at fair value as of December 31, 2009 and 2010 are classified in the table below in one of the three categories described in Note 2:

	December 31, 2009
	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents	$7,896	$—	$—	$7,896
Marketable securities:
GSEs	—	16,693	—	16,693
Corporate debt securities	—	3,116	—	3,116
Corporate commercial paper	—	1,749	—	1,749
U.S. Treasury obligations	2,268	—	—	2,268

	$10,164	$21,558	$—	$31,722

	December 31, 2010
	Level 1	Level 2	Level 3		Total
Assets
Cash and cash equivalents	$10,582	$—		$—	$10,582
Marketable securities:
Corporate debt securities	—	5,020		—	5,020
Corporate commercial paper	—	2,949		—	2,949

	$10,582	$7,969	$		$18,551

        Fair value for Level 1 is based on quoted market prices. Fair value for Level 2 is based on quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets. Inputs are obtained from various sources including market participants, dealers and brokers.

Fair Value Measurements	6 Months Ended
Jun. 30, 2011
Fair Value Measurements
Fair Value Measurements

7. Fair Value Measurements

The following tables summarize the financial instruments measured at fair value on a recurring basis in the accompanying consolidated balance sheet as of June 30, 2011 based on the criteria discussed in Note 3:

	June 30, 2011
(In thousands)	Level 1	Level 2	Level 3	Total

Assets
Cash and cash equivalents	$25,336	$—	$—	$25,336

	June 30, 2011
(In thousands)	Level 1	Level 2	Level 3	Total

Liabilities
Warrant liability	$—	$—	$217	$217
Other liability	—	—	3,421	3,421

	—	—	$3,638	$3,638

Fair value for Level 1 is based on quoted market prices. Fair value for Level 2 is based on quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets. Inputs are obtained from various sources including market participants, dealers and brokers.

The warrant liability represents the liability for the warrants issued to the placement agent (Note 4) and to the lenders in connection with the Loan and Security Agreement (Note 10). The warrant liability is calculated using the Black-Scholes option pricing method.  This method of valuation includes using inputs such as the valuation of the Company’s various classes of preferred stock, historical volatility, the term of the warrant and risk free interest rates. The fair value of the Company’s shares of common and preferred stock was estimated using the probability-weighted expected return method, or PWERM, which considers the value of preferred and common stock based upon analysis of the future values for equity assuming various future outcomes. Accordingly, share value is based upon the probability-weighted present value of expected future net cash flows, considering each of the possible future events, as well as the rights and preferences of each share class. PWERM is complex as it requires numerous assumptions relating to potential future outcomes of equity, hence, the use of this method can be applied:  (i) when possible future outcomes can be predicted with reasonable certainty; and (ii) when there is a complex capital structure (i.e., several classes of preferred and common stock). The Company had previously used the Option-pricing method to value its common stock. The Option-pricing method treats common stock and preferred stock as call options on the enterprise’s value, with exercise prices based on the liquidation preference of the preferred stock. The Company utilized the PWERM approach in its most recent valuation based on the Company’s expectations regarding the time to becoming a listed, publicly-traded entity as well as the recent Series A-1 financing and the initiation of the BA058 Injection Phase 3 study that resolved sufficient uncertainty regarding a discrete range of outcomes that could be identified and evaluated. As such the valuation of the warrant liability was determined to be a Level 3 valuation.

The other liability represents the liability to issue shares of Series A-6 to Nordic for services rendered in connection with the Company’s Phase 3 clinical study of BA058 Injection (Note 14). The liability is calculated based upon the number of shares earned by Nordic through the performance of clinical trial services multiplied by the estimated fair value of the Company’s Series A-6 at each reporting date. The estimated fair value of the Series A-6 is determined using the PWERM method described above.

The following table provides a roll forward of the fair value of the liabilities, where fair value is determined by Level 3 inputs:

(In thousands)
Balance at January 1, 2011	$—
Additions	3,638
Change in fair value	—

Balance at June 30, 2011	$3,638

Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Accrued Expenses
Accrued Expenses

8. Accrued Expenses

Accrued expenses consist of the following:

(In thousands)	June 30, 2011	December 31, 2010

Research costs	$2,672	$1,913
Payroll and employee benefits	764	473
Professional fees	701	243
Vacation	79	79
Restructuring	—	63
Accrued interest on notes payable	62	—

Total accrued expenses	$4,278	$2,771

6. Accrued Expenses

        Accrued expenses consist of the following:

	December 31,
	2009	2010
Research costs	$822	$1,913
Payroll and employee benefits	293	473
Professional fees	83	243
Vacation	79	79
Restructuring	—	63
Scientific advisory board fees	3	—

Total accrued expenses	$1,280	$2,771

Commitments	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Commitments
Commitments

9. Commitments

In September 2010, the Company recorded restructuring charges of  $0.2 million related to lease termination costs associated with vacating its laboratory space. The restructuring liability is included in accrued expenses in the balance sheet at December 31, 2010. All remaining payments were made by February 28, 2011.

The following table displays the restructuring activity and liability balances:

(In thousands)
Balance at December 31, 2010	$63
Payments	$(63)

Balance at June 30, 2011	$—

On January 14, 2011, the Company signed a sublease agreement for office space in Cambridge, Massachusetts that expires on July 31, 2011. Monthly rental payments under this sublease are  $9,000 and the Company moved into the new space in February 2011. On July 15, 2011, the Company entered into an operating lease agreement to remain in the same Cambridge, Massachusetts location. The term of the lease is August 1, 2011 through July 31, 2014. Monthly rental payments under the new lease are approximately  $15,000 for the first 12 months and approximately  $16,000 for the 24 months thereafter.

7. Commitments

        On August 28, 2007, the Company signed a 24-month sublease agreement for office and laboratory space in Cambridge, Massachusetts. The sublease, which commenced on November 1, 2007 and contains no escalating rental payments, is charged to rent expense ratably over the lease period. On March 13, 2009, the Company signed a 24-month extension on the sublease through October 31, 2011. On January 14, 2011, the Company signed an agreement to terminate this sublease effective February 28, 2011.

        As of December 31, 2010, remaining minimum lease payments per the termination agreement are:

2011	$63

        Rent expense was  $629 and  $535 for the years ended December 31, 2009 and 2010, respectively.

        In September 2010, the Company recorded restructuring charges of  $217 related to lease termination costs associated with vacating its laboratory space. The restructuring liability is included in accrued expenses in the balance sheet. All remaining payments were made by February 28, 2011.

        The following table displays the restructuring activity and liability balances:

Balance at December 31, 2009	$—
Charges	217
Payments	(154)

Balance at December 31, 2010	$63

        On January 14, 2011, the Company signed a sublease agreement for office space in Cambridge, Massachusetts that expires on July 31, 2011. Monthly rental payments under this sublease are  $9 and the Company moved into the new space in February 2011.

Loan and Security Agreement	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Loan and Security Agreement
Loan and Security Agreement

10. Loan and Security Agreement

On May 23, 2011, the Company entered into a loan and security agreement (the “Loan and Security Agreement”) with Oxford Finance Corporation and General Electric Capital Corporation (collectively, the “Lender”) pursuant to which the Lender agreed to lend the Company up to  $25.0 million. Upon entering into the Loan and Security Agreement, the Company borrowed  $6.3 million from the Lender (“Term Loan A”). Under the terms of the Loan and Security Agreement, the Company may, in its sole discretion, borrow from the Lender up to an additional  $6.3 million, at any time on or before November 22, 2011 (“Term Loan B”) and up to an additional  $12.5 million, at any time on or before May 22, 2012 (“Term Loan C”, collectively with Term Loan A and Term Loan B, the “Term Loans”). The Company’s obligations under the Loan and Security Agreement are secured by a first priority security interest in substantially all of the assets of the Company.

The Company is required to pay interest on Term Loan A on a monthly basis through and including December 1, 2011. Beginning December 1, 2011 through the maturity of Term Loan A on November 22, 2014, the Company will be required to make payments of outstanding principal and interest on Term Loan A in 36 equal monthly installments. Interest is payable on Term Loan A at an annual interest rate of 10%. If the Company enters into Term Loan B or Term Loan C, interest on each term loan will accrue at an annual fixed rate equal to greater of (i) 10% or (ii) the sum of (a) the three year Treasury Rate as published the Board of Governors of the Federal Reserve System in Federal Reserve Statistical Release H.15 entitled “Selected Interest Rates”, plus (b) 9.19%.  Payments due under Term Loan B or Term Loan C, if borrowed, are interest only, payable monthly, in arrears, for six months following the funding of each term loan, and will consist of 36 and 30 payments of principal and interest, respectively, which are payable monthly, in arrears, and all unpaid principal and accrued and unpaid interest on Term Loan B or Term Loan C would be due and payable 42 months after the funding of any each term loan.

Upon the last payment date of the amounts borrowed under the Loan and Security Agreement, whether on the maturity date of one of the Term Loans, on the date of any prepayment or on the date of acceleration in the event of a default, the Company will be required to pay the Lender a final payment fee equal to 3.5% of any of the Term Loans borrowed. In addition, if the Company repays all or a portion of the Term Loans prior to maturity, it will pay the Lender a prepayment fee of 3% of the total amount prepaid if the prepayment occurs prior to the first anniversary of the funding of the relevant Term Loan, 2% of the total amount prepaid if the prepayment occurs between the first and second anniversary of the funding of the relevant Term Loan, and 1% of the total amount prepaid if the prepayment occurs on or after the second anniversary of the funding of the relevant Term Loan.

Upon the occurrence of an event of default, including payment defaults, breaches of covenants, a material adverse change in the collateral, the Company’s business, operations or condition (financial or otherwise) and certain levies, attachments and other restraints on the Company’s business, the interest rate will be increased by five percentage points and all outstanding obligations will become immediately due and payable. The Loan and Security Agreement also contains a subjective acceleration clause, which provides the Lender the ability to demand repayment of the loan early upon a material adverse change, as defined. The portion of the Term Loan A that is not due within 12 months of June 30, 2011 has been classified as long-term, as the Company believes a material adverse change is remote.

In connection with the Loan and Security Agreement, the Company issued to the Lender a warrant to purchase 3,070 shares of the Company’s Series A-1 Preferred Stock (the “Warrant”). The Warrant is exercisable, in whole or in part, immediately, and has a per share exercise price of  $81.42 and may be exercised on a cashless basis. The Warrant expires on May 23, 2021.  The exercise price may be adjusted in the event the Company issues shares of the Series A-1 at a price lower than  $81.42 per share.  The warrant is classified as a liability in the Company’s balance sheet and will be remeasured at its estimated fair value at each reporting period.  The changes in fair value are recorded as other income (expense) in the Statement of Operations.

The initial fair value of the Warrant issued in connection with Term Loan A was  $0.2 million and was recorded as a discount to Term Loan A.  The fair value of the warrant at June 30, 2011 was  $0.2 million.  The Company also paid the Lender a facility fee of  $0.3 million and reimbursed the Lender certain costs associated with the Loan and Security Agreement of  $0.1 million, both of which were also recorded as a discount to Term Loan A. The discount is being amortized to interest expense over the 42 month period that Term Loan A is outstanding using the effective interest method.

Future principal payments under the Loan and Security Agreement at June 30, 2011, are as follows:

(In thousands)
2011	$156
2012	1,875
2013	1,875
2014	2,344

Total	$6,250

8. Loan and Security Agreement

        In connection with a Loan and Security Agreement executed in 2004, the Company issued, in two separate allotments to the lender, warrants for the purchase of an aggregate of 20 shares of Series A Junior Convertible Preferred Stock at  $1.00 per share. The warrants were 100% vested as of the grant date and expire in 2014. The Company valued the warrants using the Black-Scholes method and determined the fair value of the warrants to be approximately  $40, which was recorded as a debt discount and was amortized to interest expense over the term of the Loan and Security Agreement, being 42 months. The debt discount was fully amortized as of December 31, 2007. The change in fair value of the warrants was not material to the financial statements for the years ended December 31, 2009 and 2010.

Convertible Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Convertible Preferred Stock
Convertible Preferred Stock

11. Convertible Preferred Stock

The rights, preferences, and privileges of the Series A-1, Series A-2, Series A-3, Series A-4, Series A-5 and Series A-6 are as follows:

Conversion

Each preferred stockholder has the right, at their option at any time, to convert any such shares of Preferred Stock into such number of fully paid shares as is determined by dividing the original purchase price of  $81.42 by the conversion price (“Optional Conversion”). The conversion price of the Preferred Stock as of June 30, 2011 was  $8.142 per share (the “Conversion Price”), which represents a conversion ratio of one share of Preferred Stock into ten shares of Common Stock.  Upon the Optional Conversion, the holder of the converted Preferred Stock is entitled to payment of all accrued, whether or not declared, but unpaid dividend in shares of the Common Stock of the Company at the then effective conversion price of shares of Preferred Stock.

In the event an investor does not timely and completely fulfill their future funding obligations as defined in the Purchase Agreement (as described in Note 3) (i) the shares of Preferred Stock then held by the investor automatically convert into shares of the Company’s common stock at a rate of one share of common stock for every ten shares of Preferred Stock to be converted and (ii) the Company has the right to repurchase all of the shares of Common Stock issued upon conversion at a purchase price equal to the par value of the repurchased shares of Common Stock (“Subsequent Closing Adjustment”). Upon a Subsequent Closing Adjustment, the holder of the converted Preferred Stock is entitled to payment of any declared, accrued, but unpaid dividends in shares of the Common Stock of the Company.

Each share of Preferred Stock is automatically convertible into fully paid and non-assessable shares of Common Stock at the applicable Conversion Price then in effect upon (i) a vote of the holders of at least 70% of the outstanding shares of Series A-1, Series A-2 and Series A-3 to convert all shares of Preferred Stock or (ii) the Common Stock becoming listed for trading on a national stock exchange (“Special Mandatory Conversion”). Upon a Special Mandatory Conversion, all accrued, whether or not declared, but unpaid dividends shall be paid in cash or shares at the discretion of the Company’s Board of Directors, at the then effective conversion price of shares of Preferred Stock.

Redemption

The shares of Preferred Stock are not currently redeemable.

Dividends

Holders of shares of Series A-1 are entitled to receive dividends at a rate of 8% per annum, compounding annually, which accrue on a quarterly basis commencing on the date of issuance of the shares of Series A-1. Dividends are payable, as accrued, upon liquidation, event of sale, and conversion to common stock as described above. The holders of shares of Series A-1 are also entitled to dividends declared or paid on any shares of Common Stock.

Following payment in full of required dividends to the holders of Series A-1, holders of Series A-2 are entitled to receive dividends at a rate of 8% per annum, compounding annually, which accrue on a quarterly basis commencing on the date of issuance of the shares of Series A-2. Dividends are payable, as accrued, upon liquidation, event of sale, and conversion to common stock as described above. The holders of shares of Series A-2 are also entitled to dividends declared or paid on any shares of Common Stock.

Following payment in full of required dividends to the holders of Series A-1 and Series A-2, holders of Series A-3 are entitled to receive dividends at a rate of 8% per annum, compounding annually, which accrue on a quarterly basis commencing on the date of issuance of the shares of Series A-3. Holders of Series A-5 are entitled to receive the Series A-5 Accruing Dividend paid in shares of Series A-6 as described in Note 14.  Holders of shares of Series A-6 are entitled to receive dividends on shares of Series A-6, when and if declared by the Board of Directors at a rate to be determined by the Board of Directors.  Dividends are payable, as accrued, upon liquidation, event of sale and conversion to Common Stock as described above. The holders of shares of Series A-3, A-5 and A-6 are also entitled to dividends declared or paid on any shares of Common Stock.

Following payment in full of required dividends to the holders of Series A-1, Series A-2, Series A-3, and Series A-5, holders of Series A-4 are entitled to receive dividends on shares of Series A-4, when and if declared by the Board of Directors at a rate to be determined by the Board of Directors. Dividends are payable, as accrued, upon liquidation, event of sale, and conversion to Common Stock as described above. The holders of shares of Series A-4 are also entitled to dividends declared or paid on any shares of Common Stock.

Dividends on the Preferred Stock are payable, at the sole discretion of the Board of Directors, in cash or in shares of the Company’s common stock, when and if declared by the Board of Directors, upon liquidation or upon an event of sale at the current market price of shares of common stock. Upon conversion, dividends are payable in shares of the common stock at the then effective conversion price of shares of Preferred Stock.

The Company has accrued dividends of  $0.3 million,  $0.8 million and  $0.1 million on Series A-1, A-2 and A-3, respectively, as of June 30, 2011.

Voting

The preferred stockholders are entitled to vote together with the holders of the Common Stock as one class on an as-if converted basis.

In addition, as long as the shares of Series A-1 are outstanding, the holders of Series A-1, voting as a separate class, have the right to elect two members of the Company’s Board of Directors.

Liquidation

The shares of Series A-1 rank senior to all other classes of Preferred Stock. Series A-2 ranks junior to Series A-1 and senior to Series A-3, Series A-4, Series A-5 and Series A-6.  Series A-3, Series A-5 and Series A-6 rank equally but junior to Series A-1 and Series A-2 and senior to Series A-4. Series A-4 ranks senior to the Company’s Common Stock.

In the event of a liquidation, dissolution, or winding-up of the Company, the holders of the Series A-1 are entitled to be paid first out of the assets available for distribution, before any payment is made to the Series A-2, Series A-3, Series A-4, Series A-5 and Series A-5. Payment to the holders of Series A-1 shall consist of the original issuance price of  $81.42, plus all accrued but unpaid dividends. After the distribution to the holders Series A-1, the holders of Series A-2, will be entitled to receive an amount per share equal to the original purchase price per share of  $81.42, plus any accrued but unpaid dividends. After the distribution to the holders Series A-1 and Series A-2, the holders of Series A-3, Series A-5 and Series A-6, will be entitled to receive an amount per share equal to the original purchase price per share of  $81.42, plus any accrued but unpaid or declared and unpaid dividends, as appropriate. After the distribution to the holders Series A-1,Series A-2, Series A-3, Series A-5 and Series A-6, the holders of Series A-4, will be entitled to receive an amount per share equal to the original purchase price per share of  $81.42, plus any declared and unpaid dividends. If the assets of the Company are insufficient to pay the full preferential amounts to the holders of Series A-1, the assets will be distributed ratably among the holders of Series A-1 in proportion to their aggregate liquidation preference amounts. If the assets of the Company are insufficient to pay the full preferential amounts to the holders of Series A-2, the assets will be distributed ratably among the holders of Series A-2 in proportion to their aggregate liquidation preference amounts. If the assets of the Company are insufficient to pay the full preferential amounts to the holders of Series A-3, Series A-5 and Series A-6, the assets will be distributed ratably among the holders of Series A-3, Series A-5 and Series A-6 in proportion to their aggregate liquidation preference amounts. If the assets of the Company are insufficient to pay the full preferential amounts to the holders of Series A-4, the assets will be distributed ratably among the holders of Series A-4 in proportion to their aggregate liquidation preference amounts. After all liquidation preference payments have been made to the holders of the Preferred Stock, the holders of the Preferred Stock shall participate in the distribution of the remaining assets with the holders of the Company’s Common Stock on an as-if converted basis.

In the event of, and simultaneously with, the closing of an event of sale of the Company (as defined in the Company’s Amended Articles of Incorporation), the Company shall redeem all of the shares of Series A-1, Series A-2, Series A-3, Series A-4, Series A-5 and Series A-6 then outstanding at the Special Liquidation Price, as defined. If the event of sale involves consideration other than cash, the Special Liquidation Price may be paid with such consideration having a value equal to the Special Liquidation Price. The Special Liquidation Price shall be equal to an amount per share, which would be received by each Preferred Stockholder if, in connection with the event of sale, all the consideration paid in exchange for the assets or the shares of capital stock of the Company was actually paid to and received by the Company, and the Company was immediately liquidated thereafter and its assets distributed pursuant to the liquidation terms above.

Registration Rights

In accordance with the Amended and Restated Stockholders Agreement (the “Stockholders Agreement”), the Company is required to file a registration statement with the Securities and Exchange Commission (the “SEC”) covering the registration of at least 85% of the outstanding shares of the Preferred Stock within 60 days of the closing of the Merger. Pursuant to the terms of the Stockholders Agreement if the registration statement is not filed within 60 days of the closing of the Merger or if the registration statement has not been declared effective by the SEC at the later of (i) 90 days after the closing date of the Merger or (ii) in the event the SEC reviews the registration statement and has comments, 180 days after the closing of the Merger, the Company will be required pay liquidated damages on a monthly basis equal to 1% of the aggregate purchase price paid by the holders of the Preferred Stock. The total amount of liquidated damages will be limited to 16% of the aggregate purchase price paid by the holders of the Preferred Stock.

9. Convertible Preferred Stock and Redeemable Convertible Preferred Stock

        On November 14, 2003, the Company issued 61 shares of Series A Junior Convertible Preferred Stock (Series A Preferred Stock).

        On November 14, 2003, the Company issued 533 shares of Series B Redeemable Convertible Preferred Stock (Series B Preferred Stock) in the Stage I closing, on December 31, 2004, the Company issued 533 shares of Series B Preferred Stock, in the Stage II closing, and on December 31, 2005, the Company issued an additional 533 shares of Series B Preferred Stock, in the Stage III closing, under the Series B Convertible Redeemable Preferred Stock Purchase Agreement (the Series B Agreement) at a purchase price of  $15.00 per share, resulting in net proceeds of  $7,831,  $7,967, and  $7,977, respectively.

        On December 15, 2006, the Company issued 2,193 shares of Series C Redeemable Convertible Preferred Stock, in the Stage I closing under the Series C Convertible Redeemable Preferred Stock Purchase Agreement (the Series C Agreement) at a purchase price of  $ 8.14 per share, resulting in net proceeds of  $17,633. On February 23, 2007, the Company issued 1,407 shares of Series C Redeemable Convertible Preferred Stock, in an additional Stage I closing, and on August 17, 2007, the Company issued an additional 1,228 shares of Series C Preferred Stock, in an additional interim closing, under the Series C Agreement at a purchase price of  $8.14 per share, resulting in net proceeds of  $21,397 (net of issuance costs of  $57).

        The Series C Preferred Stock Stage I investors also agreed, subject to the attainment of certain milestones, to purchase additional shares of Series C Preferred Stock. The price for the subsequent purchases was fixed at  $ 8.14. This right to purchase the Series C Preferred Stock (Investor Right/Obligation) represented a free-standing financial instrument, which was recorded at its fair value as a short-term liability at December 31, 2006 and 2007 in accordance with ASC 480-10 (formerly SFAS No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity).

        On March 28, 2008, the Company issued 3,472 shares of Series C Preferred Stock, in a Stage II closing, at a purchase price of  $8.14 per share, resulting in net proceeds of  $28,255 (net of issuance costs of  $11). This financing settled the Investor Right/Obligation noted above, and, accordingly, the liability for such was derecognized and recorded as additional paid-in capital. In accordance with ASC 480-10, the Company calculated the fair value of the obligation at the date of the attainment of the milestones to be approximately  $7,100, which was recorded as additional paid-in capital upon the subsequent closing.

        On November 14, 2008, the Company issued 1,846 shares of Series C Preferred Stock to existing investors, in a Stage III closing, at a purchase price of  $8.14 per share, resulting in net proceeds of  $14,810 (net of issuance costs of  $219).

        The rights, preferences, and privileges of the Series A Preferred Stock, Series B Preferred Stock, and Series C Preferred Stock (collectively, the Preferred Stock) are as follows:

Conversion

        Each Preferred stockholder has the right, at their option at any time, to convert any such shares of Preferred Stock into such number of fully paid shares as is determined by dividing the original purchase price by the conversion price. The conversion price of the Preferred Stock as of December 31, 2009 and 2010 was  $8.14 and  $15.00 per share for Series C Preferred Stock and for Series B and A Preferred Stock, respectively, which in each case represents a 1 for 1 conversion ratio to common stock.

Redemption

        At the request of holders of 68% in voting power of the shares of Series B and Series C Preferred Stock then outstanding, made at any time on or after the fourth anniversary of the original Series C Preferred Stock issuance date, the Company will be required to redeem all of the outstanding shares of Series B and Series C Preferred Stock at a redemption price equal to the original Series B or Series C Preferred Stock purchase price of  $15.00 and  $8.14, respectively, plus any declared or accrued but unpaid dividends. Dividends accrue at 8% per annum, compounding annually, commencing on the date of issuance of the Series B and C Preferred Stock, respectively.

        If the Company, at any time, breaches any of its representations, warranties, covenants, and/or agreements set forth in the Stockholders' Agreements between the Company and the Series B and Series C Preferred Stockholders specified in those agreements, holders of 68% of the voting power of the Series B and Series C Preferred Stock may elect, at their sole discretion, if the breach is not cured within 60 days, to accelerate the maturity of the rights of all the Series B and Series C Preferred Stockholders and cause the immediate redemption of all the shares of Series B and Series C Preferred Stock.

        The Series A Preferred Stock is not redeemable.

Dividends

        Following payment in full of required dividends to the holders of Series C Stock and Series B Stock, Series A Preferred Stockholders are entitled to receive dividends on shares of Series A Preferred Stock, when, if and as declared by the Board of Directors at a rate to be determined by the Board of Directors.

        Following payment in full of required dividends to the holders of Series C Stock, Series B Preferred Stockholders are entitled to receive dividends at the rate of 8% per annum, compounding annually, which will accrue on a quarterly basis commencing on the date of issuance of the Series B Preferred Stock. Dividends will be payable, as accrued, upon liquidation, event of sale, redemption date, and conversion to common stock (whether declared or not) as specified in the Stockholders' Agreement. The holders of shares of Series B Preferred Stock are also entitled to dividends declared or paid on any shares of common stock.

        Series C Preferred Stockholders are entitled to receive dividends at the rate of 8% per annum, compounding annually, which will accrue on a quarterly basis commencing on the date of issuance of the Series C Preferred Stock. Dividends will be payable, as accrued, upon liquidation, event of sale, redemption date, and conversion to common stock as (whether declared or not) specified in the Stockholders' Agreement. The holders of shares of Series C Preferred Stock are also entitled to dividends declared or paid on any shares of common stock.

Voting

        The Preferred Stockholders are entitled to vote together with the holders of the common stock as one class on an as if converted basis.

        In addition, the Series B and Series C Preferred Stockholders, voting as a separate class (Senior Preferred Stockholders), have the exclusive right to elect six members of the Board of Directors.

Liquidation

        The Series C Preferred Stock ranks senior and prior to the Series B Preferred Stock, Series A Preferred Stock, and the Company's common stock. The Series B Preferred Stock ranks senior and prior to the Series A Preferred Stock and the Company's common stock, and junior to the Series C Preferred Stock. The Series A Preferred Stock ranks senior and prior to the Company's common stock.

        In the event of a liquidation, dissolution, or winding-up of the Company, the holders of the Series C Preferred Stock are entitled to be paid first out of the assets available for distribution, before any payment shall be made to the Series B and Series A Preferred Stockholders. Payment to the Series C Preferred Stockholders shall consist of the original issuance price of  $8.14, plus all accrued but unpaid dividends and interest. After the distribution to the Series C Preferred Stockholders, the holders of Series B Preferred Stock, and then Series A Preferred Stock, will be entitled to receive an amount per share equal to the original purchase price per share of  $15.00, plus any declared and unpaid dividends. If the assets of the Company are insufficient to pay the full preferential amounts to the Series C Preferred Stockholders, the assets will be distributed ratably among the Series C Preferred Stockholders in proportion to their aggregate liquidation preference amounts. If the assets of the Company are insufficient to pay the full preferential amounts to the Series B and Series A Preferred Stockholders, after payment to the Series C Preferred Stockholders, the Series B Stockholders shall first share ratably in any remaining distribution of assets according to the respective amounts which would be repayable to them in respect of the shares of Series B Preferred Stock held upon such distribution. The Series A Preferred Stockholders would only share in the distribution of assets once the Series B Preferred Stockholders have received their full preferential amounts.

        In the event of, and simultaneously with, the closing of an Event of Sale of the Company (as defined in the Stockholders' Agreement), the Company shall redeem all of the shares of Series A, Series B, and Series C Preferred Stock then outstanding at the Special Liquidation Price. If the Event of Sale involves consideration other than cash, the Special Liquidation Price may be paid with such consideration having a value equal to the Special Liquidation Price. The Special Liquidation Price shall be equal to an amount per share, which would be received by each Preferred Stockholder if, in connection with the Event of Sale, all the consideration paid in exchange for the assets or the shares of capital stock of the Company was actually paid to and received by the Company, and the Company was immediately liquidated thereafter and its assets distributed pursuant to the liquidation terms above.

Stock-based Compensation	6 Months Ended
Jun. 30, 2011
Stock-based Compensation
Stock-based Compensation

12. Stock-based Compensation

2003 Long-Term Incentive Plan

The 2003 Long-Term Incentive Plan (the “Incentive Plan”) provides for the granting of incentive stock options, nonqualified options and stock grants to key employees and consultants of the Company. The exercise price of the incentive stock options, as determined by the Board of Directors, must be at least 100% (110% in the case of incentive stock options granted to a stockholder owning in excess of 10% of the Company’s common stock) of the common stock fair value as of the date of the grant. The provisions of the Incentive Plan limit the exercise of incentive stock options, but in no case may the exercise period extend beyond ten years from the date of grant (five years in the case of incentive stock options granted to a stockholder owning in excess of 10% of the Company’s common stock). Stock options generally vest over a four-year period. The Company has authorized 2,015,666 shares of common stock for issuance under the Incentive Plan.

A summary of stock option activity is as follows:

( In thousands, except for per share amounts)	Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Life (In Years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2010	1,462	$1.20	$7.28	$1,715
Granted	—	—
Exercised	(166)	0.92
Cancelled	(12)	1.36

Options outstanding at June 30, 2011	1,284	1.20	6.72	2,253

Options exercisable at June 30, 2011	962	1.18	6.15	1,713

Options vested or expected to vest at June 30, 2011	1,273	$1.20	$6.72	$2,235

The total grant-date fair value of stock options that vested during the three- and six-month periods ended June 30, 2011 was approximately  $48,000 and  $86,000, respectively. The aggregate intrinsic value of options that vested during the three- and six-month periods ended June 30, 2011 was approximately  $109,000 and  $203,000, respectively.

As of June 30, 2011, there was approximately  $29,000 of total unrecognized compensation expense related to unvested employee share-based compensation arrangements, which is expected to be recognized over a weighted-average period of approximately 0.6 years, respectively.

During 2009 and 2010, the Company’s Board of Directors granted 1,666 and 10,000 stock options, respectively, to a Scientific Advisory Board member of the Company. There were no stock options granted in the three- and six-month periods ended June 30, 2011. The Company records stock-based compensation expense for such options as they vest, and remeasures the fair value of the options at each reporting period. During the three- and six-month periods ended June 30, 2011, the Company recorded approximately  $39,000 and  $18,000 of stock-based compensation expense, respectively.

License Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
License Agreements
License Agreements

13. License Agreements

On September 27, 2005, the Company entered into a license agreement (the Ipsen Agreement), as amended, with SCRAS S.A.S, a French corporation on behalf of itself and its affiliates (collectively, Ipsen). Under the Ipsen Agreement, Ipsen granted to the Company an exclusive right and license under certain Ipsen compound technology and related patents to research, develop, manufacture and commercialize certain compounds and related products in all countries, except Japan and (subject to certain co-marketing and co-promotion rights retained by Ipsen) France. BA058 (the Company’s bone growth drug) is subject to the Ipsen Agreement. Ipsen also granted the Company an exclusive right and license under the Ipsen compound technology and related patents to make and have made compounds or product in Japan. Ipsen also granted the Company an exclusive right and license under certain Ipsen formulation technology and related patents solely for purposes of enabling the Company to develop, manufacture and commercialize compounds and products covered by the compound technology license in all countries, except Japan and (subject to certain co-marketing and pro-promotion rights retained by Ipsen) France. In consideration for these licenses, the Company made a nonrefundable, non-creditable payment of  $0.3 million to Ipsen, which was expensed during 2005. The Ipsen Agreement provides for further payments to Ipsen upon the achievement of certain development and commercialization milestones specified in the Ipsen Agreement, and for the payment of royalties on net sales of any product that includes the compound licensed from Ipsen or any analog thereof.

If the Company sublicenses the rights licensed from Ipsen, then the Company will also be required to pay Ipsen a percentage of certain payments received from such sublicensee (in lieu of milestone payments not achieved at the time of such sublicense). In connection with the Ipsen Agreement, the Company recorded approximately  $0.2 million,  $24,000,  $0.3 million, and  $44,000 in research and developments costs in the three-month periods ended June 30, 2011 and 2010, and the six-month periods ended June 30, 2011 and 2010, respectively. The costs were incurred by Ipsen and charged to the Company for the manufacture of the clinical supply of the licensed compound.

On May 11, 2011, the Company entered into a second amendment to the Ipsen Agreement pursuant to which Ipsen agreed to accept shares of Series A-1 in lieu of cash as consideration for a milestone payment due to Ipsen following the initiation of the first BA058 Phase 3 study. The number of shares of Series A-1 to be issued to Ipsen was determined based upon the U.S. dollar exchange rate for the euro two business days prior to closing. On May 17, 2011, the Company issued 17,326 shares of Series A-1 to Ipsen to settle the obligation.  Accordingly, the Company recorded research and development expense of  $1.4 million during the three- and six-month periods ended June 30, 2011. The expense represents the fair value of the Series A-1 shares of  $81.42 per share.

11. License Agreements

        On September 27, 2005, the Company entered into a license agreement (the Ipsen Agreement) with SCRAS SAS, a French corporation on behalf of itself and its affiliates (collectively, Ipsen). Under the Ipsen Agreement, Ipsen granted to the Company an exclusive right and license under certain Ipsen compound technology and related patents to research, develop, manufacture and commercialize certain compounds and related products in all countries, except Japan and (subject to certain co-marketing and co-promotion rights retained by Ipsen) France. BA058 (the Company's bone growth drug) is subject to the Ipsen Agreement. Ipsen also granted the Company an exclusive right and license under the Ipsen compound technology and related patents to make and have made compounds or product in Japan. Ipsen also granted the Company an exclusive right and license under certain Ipsen formulation technology and related patents solely for purposes of enabling the Company to develop, manufacture and commercialize compounds and products covered by the compound technology license in all countries, except Japan and (subject to certain co-marketing and pro-promotion rights retained by Ipsen) France. In consideration for these licenses, the Company made a nonrefundable, non-creditable payment of  $250 to Ipsen, which was expensed during 2005 as research and development costs. The Ipsen Agreement provides for further payments to Ipsen upon the achievement of certain development and commercialization milestones specified in the Ipsen Agreement, and for the payment of royalties on net sales of any product that includes the compound licensed from Ipsen or any analog thereof.

        If the Company sublicenses the rights licensed from Ipsen, then the Company will also be required to pay Ipsen a percentage of certain payments received from such sublicensee (in lieu of milestone payments not achieved at the time of such sublicense). The Ipsen Agreement was amended on September 12, 2007. In connection with the Ipsen Agreement, the Company recorded approximately  $1,117 and  $1,227 in research and developments costs in the years ended December 31, 2009 and 2010, respectively. The costs were incurred by Ipsen and charged to the Company for the manufacture of the clinical supply of the licensed compound.

        On May 11, 2011, the Company entered into a second amendment to the Ipsen Agreement pursuant to which Ipsen agreed to accept shares of Radius Series A-1 convertible preferred stock (Series A-1 Preferred Stock) in lieu of cash as consideration for a milestone payment due to Ipsen following the initiation of the first BA058 Phase III study. The number of shares of Series A-1 Preferred Stock to be issued to Ipsen will be determined based upon the exchange rate for the euro two business days prior to closing, which is expected to occur on May 17, 2011. Assuming the exchange rate effective on May 17, 2011, the Company would issue 17 shares of Series A-1 Preferred Stock to Ipsen to settle the obligation. The number of shares could increase or decrease due to changes in the exchange rate upon closing. Radius agreed to pay interest in cash to Ipsen should the closing not occur within the defined timeframe for payment of the milestone.

        On June 29, 2006, the Company entered into a license agreement (the Eisai Agreement) with Eisai Co., Ltd. (Eisai) under which the Company was granted the exclusive license in all countries, except Japan, to use certain technology related to the compound known as RAD1901 (the Company's drug for the treatment of menopausal symptoms, as well as other women's health issues). The Company also was granted the right to sublicense with prior written approval from Eisai, but subject to a right of first negotiation held by Eisai if the Company seeks to grant sublicenses limited to particular Asian countries. In consideration for the license, the Company made an initial payment to Eisai of  $500 upon signing of the Eisai Agreement, which was expensed as research and development costs at that time. The Eisai Agreement also provides for further payments to Eisai upon the achievement of certain development and regulatory milestones, as defined in the Eisai Agreement. Additionally, the Eisai Agreement provides for the payment of royalties on net sales of products covered by the licensed patents and technology. In January 2008, the Company paid  $500 to Eisai upon the achievement of the first. milestone, acceptance of the Company's Investigational New Drug submission. The payment was expensed as research and development costs. No payments were made to Eisai in 2009, and  $500 was expensed as research and development expense and paid to Eisai in March 2010 upon achievement of the second milestone.

        On August 17, 2007, the Company entered into an option agreement with Novartis International Pharmaceutical Ltd (Novartis). For a fee of  $5,000, paid to the Company in August 2007, Novartis had the option of obtaining an exclusive sublicense to further develop and commercialize products comprising Radius' proprietary PTH related protein analog, BA058, and any back-up or derivative compounds, subject to the terms of the sublicense agreement for a fixed period of time as defined in the Option Agreement. The Option Agreement terminated at the earlier of the execution of a sublicense agreement between the two parties, or six months from the date Novartis received a Study Report, as defined in the Option Agreement, from the Company. The Company delivered the Study Report to Novartis in April 2009. In October of 2009, Novartis notified the Company that it would not be exercising its option to license the technology per the terms of the agreement. The Company recognized the  $5,000 option fee as revenue ratably based on the estimated performance period.

Research Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Research Agreements
Research Agreements

14. Research Agreements

The Company entered into a Letter of Intent with Nordic on September 3, 2010, pursuant to which it funded preparatory work by Nordic in respect of a Phase 3 clinical study of BA058 Injection. The Letter of Intent was extended on December 15, 2010 and on January 31, 2011.  On March 29, 2011, the Company and Nordic entered into a Clinical Trial Services Agreement, a Work Statement NB-1 (the “Work Statement”) under such Clinical Trial Services Agreement and a related Stock Issuance Agreement. Pursuant to the Work Statement, Nordic is managing the Phase 3 clinical study (the “Clinical Study”) of BA058 Injection and Nordic will be compensated for such services in a combination of cash and shares of Series A-6.

Pursuant to the Work Statement, the Company is required to make certain per patient payments denominated in both euros and U.S. dollars for each patient enrolled in the Clinical Study followed by monthly payments for the duration of the study and final payments in two equal euro-denominated installments and two equal U.S. Dollar-denominated installments. Changes to the Clinical Study schedule may alter the timing, but not the aggregate amounts, of the payments. The Work Statement provides for a total of 33.9 million of euro-denominated payments and 4.9 million of U.S. Dollar-denominated payments over the course of the Clinical Study.

Pursuant to the Stock Issuance Agreement, Nordic agreed to purchase the equivalent of €0.4 million of Series A-5 Preferred Stock at  $8.142 per share. 64,430 shares of Series A-5 were issued to Nordic on May 17, 2011, which generated proceeds of  $0.5 million to the Company.  These shares were exchanged in the Merger for an aggregate of 6,443 shares of Series A-5 through a reverse stock split.

The Stock Issuance Agreement provides that Nordic is entitled to receive quarterly stock dividends, payable in shares of Series A-6, having an aggregate value of up to €36.8 million (the “Series A-5 Accruing Dividend”). This right to receive the Series A-5 Accruing Dividend is non-transferrable and will remain with Nordic in the event it sells the shares of Series A-5 or in the event the shares of Series A-5 are converted into common stock in accordance with the Company’s amended Articles of Incorporation.

The Series A-5 Accruing Dividend is determined based upon the estimated period that will be required to complete the Clinical Study. On the last Business Day of each calendar quarter (each, an “Accrual Date”), beginning with the quarter ended June 30, 2011, the Company has a liability to issue shares of Series A-6 to Nordic that is referred to as the Applicable Quarterly Amount and is equal to (A) €36.8 million minus the aggregate value of any prior Series A-5 Accruing Dividend accrued divided by (B) the number of calendar quarters it will take to complete the Clinical Study.  To calculate the aggregate number of shares of Series A-6 due to Nordic in each calendar quarter, the Company converts the portion of €36.8 million to accrue in such calendar quarter into U.S. dollars using the simple average of the exchange rate for buying U.S. dollars with euros for all Mondays’ in such calendar quarter. The Company then calculates the aggregate number of shares of Series A-6 to accrue in such calendar quarter by dividing the U.S. dollar equivalent of the Applicable Quarterly Amount, by the fair market value as of the applicable Accrual Date, and rounding down the resulting quotient to the nearest whole number. Such shares due to Nordic will be issued when declared or paid by the Company’s Board of Directors, who are required to do so upon Nordic’s request, or upon an event of sale. As of June 30, 2011, 57,987 shares of Series A-6 are due to Nordic.

Prior to the issuance of shares of Series A-6 to Nordic, the liability to issue shares of Series A-6 will be accounted for as a liability in the Company’s Balance Sheet. As of June 30, 2011, the fair value of the liability was  $3.4 million based upon the fair value of the Series A-6 as determined using PWERM. Changes in the value from the date of accrual to the date of issuance of the shares are recorded as a gain or loss in other income (expense) in the Statement of Operations.

The Company recognizes research and development expense for the amounts due to Nordic under the Work Statement ratably over the estimated per patient treatment period beginning upon enrollment in the Clinical Study, or a twenty-month period. The Company recorded  $10.6 million and  $11.4 million in the three- and six-month periods ended June 30, 2011 reflecting costs incurred for preparatory and other start-up costs to initiate the Clinical Study in April 2011. The Company recorded an additional  $0.5 million of research and development expense in the six-month period ended June 30, 2011 for per patient costs incurred for patients that had enrolled in the Clinical Study as of June 30, 2011.  As of June 30, 2011, in addition to the  $3.4 million liability that is reflected in Other Liabilities on the Balance Sheet that will be settled in shares of Series A-6, as noted above, the Company has a liability to Nordic of approximately  $1.6 million that is included in accrued expenses on the Balance Sheet.

The Company is also responsible for certain pass through costs in connection with the Clinical Study.  Pass through costs are expensed as incurred or upon delivery.  The Company recognized research and development expense of  $1.8 million and  $2.4 million for pass through costs in the three- and six-month periods ended June 30, 2011.

12. Research Agreements

        In March 2004, the Company entered into a Laboratory Services and Confidentiality Agreement with Charles River Laboratories, Inc. ("CRLI") and amended this agreement on November 7, 2008. The Company has entered into a series of letter agreements with CRLI pursuant to this Laboratory Services and Confidentiality Agreement, covering the performance of certain testing and analytical services concerning the Company's product candidates. For the years ended December 31, 2009 and 2010, the Company incurred approximately  $204 and  $528 of costs, which were expensed as research and development costs, respectively.

        On November 3, 2006, the Company entered into a master clinical services agreement with MDS Pharma Services, Inc. (MDS) whereby the Company agreed to sponsor a study conducted by MDS to evaluate the effects of the Company's bone growth drug (BA058) in the treatment of postmenopausal women with osteoporosis. The expected duration of the study was from September 2006 through March 2009. During 2009 the agreement was assigned by MDS to INC Research, Inc. Total estimated costs to be incurred under this agreement are  $9,500. For the years ended December 31, 2009 and 2010, the Company incurred approximately  $1,700 and  $12 of costs, which were expensed as research and development costs, respectively.

        In October 2007, the Company entered into a Development and Manufacturing Services Agreement with LONZA Sales Ltd. on behalf of itself and its affiliates (collectively, Lonza). The Company and Lonza have entered into a series of Work Orders pursuant to the Development and Manufacturing Services Agreement pursuant to which Lonza has performed pharmaceutical development and manufacturing services for the Company's BA058 product. For the years ended December 31, 2009 and 2010, the Company incurred approximately  $26 and  $974 of costs, which were expensed as research and development costs, respectively.

        On December 4, 2008, the Company entered into a Feasibility Agreement with 3M Company and 3M Innovative Properties Company (collectively 3M) whereby 3M assessed the feasibility of developing a BA058 microneedle patch product and supplying the product for preclinical studies in an animal model. On June 19, 2009, upon completion of the feasibility study, the Company entered into a Development and Clinical Supplies Agreement with 3M for the further development of a BA058 microneedle patch product and the supply of such product for certain clinical studies. Total payments to 3M for work performed under both the Feasibility Agreement and the Development and Clinical Supplies Agreement were approximately  $2,400 and  $313 in the years ended December 31, 2009 and 2010, respectively. These costs were expensed as incurred to research and development.

        In September 2010, the Company entered into a Letter of Intent with Nordic Bioscience Clinical Development VII A/S ("Nordic") on, pursuant to which the Company funded preparatory work by Nordic in respect of a Phase III clinical study of BA058 for injection. The Letter of Intent was extended on December 15, 2010 and on January 31, 2011. Pursuant to the Letter of Intent and the two extensions, Radius funded an aggregate  $1,500 of preparatory work by Nordic during 2010 and funded and additional  $750 of preparatory work by Nordic during 2011. On March 29, 2011, the Company and Nordic entered into a Clinical Trial Services Agreement, a Work Statement NB-1 under such Clinical Trial Services Agreement and a related Stock Issuance Agreement. Pursuant to Work Statement NB-1, Nordic is managing the Phase III clinical study of BA058 for Injection. Pursuant to the Stock Issuance Agreement, Nordic will purchase the equivalent of €372 of Radius' Series A-5 Preferred Stock at a price per share equal to  $8.142. The Stock Issuance Agreement provides that Nordic will receive additional shares of capital stock, which shall initially be in the form of the Company's Series A-6 Preferred Stock, at certain times during the performance of the Phase III clinical study that is the subject of Work Statement NB-1.

Balance Sheets (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 25,336	$ 10,582	$ 12,411	$ 7,896	$ 8,574
Marketable securities		7,969		23,826
Prepaid expenses and other current assets	3,367	282		149
Total current assets	28,703	18,833		31,871
Property and equipment, net	19	31		135
Other assets	71	105		78
Total assets	28,793	18,969		32,084
Current liabilities:
Accounts payable	72	614		708
Accrued expenses	4,278	2,771		1,280
Total current liabilities	5,201	3,385		1,988
Current portion of note payable	851
Commitments and contingencies (Note 9)
Stockholders' deficit:
Common stock, $.0001 par value; 34,859,964 shares authorized, 591,644 and 322,807 shares issued and outstanding at June 30, 2011 and December 31, 2010, respectively
Additional paid-in-capital	7,833	3		3
Accumulated other comprehensive loss		(3)		15
Accumulated deficit	(102,481)	(128,252)		(101,616)
Total stockholders' deficit	(94,648)	(128,252)		(101,598)	(74,996)
Total liabilities, convertible preferred stock, redeemable convertible preferred stock and stockholders' deficit	28,793	18,969		32,084
Note payable, net of current portion and discount	4,877
Warrant liability	217
Other liabilities	3,421
Series A Junior Convertible Preferred Stock
Current liabilities:
Preferred Stock		93		93
Stockholders' deficit:
Total stockholders' deficit	0	93		93	93
Series B Redeemable Convertible Preferred Stock
Current liabilities:
Preferred Stock		38,309		35,470
Stockholders' deficit:
Total stockholders' deficit	0	38,309		35,470	32,843
Series C Redeemable Convertible Preferred Stock
Current liabilities:
Preferred Stock		105,434		96,131
Stockholders' deficit:
Total stockholders' deficit	0	105,434		96,131	87,352
Series A-1 Convertible Preferred Stock
Current liabilities:
Preferred Stock	22,437
Stockholders' deficit:
Total stockholders' deficit	22,437	0
Series A-2 Convertible Preferred Stock
Current liabilities:
Preferred Stock	76,751
Stockholders' deficit:
Total stockholders' deficit	76,751	0
Series A-3 Convertible Preferred Stock
Current liabilities:
Preferred Stock	9,741
Stockholders' deficit:
Total stockholders' deficit	9,741	0
Series A-4 Convertible Preferred Stock
Current liabilities:
Preferred Stock	271
Stockholders' deficit:
Total stockholders' deficit	271	0
Series A-5 Convertible Preferred Stock
Current liabilities:
Preferred Stock	525
Stockholders' deficit:
Total stockholders' deficit	525	0
Series A-6 Convertible Preferred Stock
Current liabilities:
Preferred Stock
Stockholders' deficit:
Total stockholders' deficit	$ 0	$ 0

Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	34,859,964	34,859,964	34,859,964
Common stock, shares issued	591,644	322,807	320,424
Common stock, shares outstanding	591,644	322,807	320,424
Series A Junior Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	63,000	63,000	63,000
Preferred Stock, shares issued		61,664	61,664
Preferred Stock, shares outstanding		61,664	61,664
Preferred Stock, liquidation value (in dollars)		$ 925	$ 925
Series B Redeemable Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	1,600,000	1,600,000	1,600,000
Preferred Stock, shares issued		1,599,997	1,599,997
Preferred Stock, shares outstanding		1,599,997	1,599,997
Series C Redeemable Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	10,146,629	10,146,629	10,146,629
Preferred Stock, shares issued		10,146,629	10,146,629
Preferred Stock, shares outstanding		10,146,629	10,146,629
Series A-1 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	1,000,000	1,000,000
Preferred Stock, shares issued	413,254	0
Preferred Stock, shares outstanding	413,254	0
Series A-2 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	983,213	983,213
Preferred Stock, shares issued	983,208	0
Preferred Stock, shares outstanding	983,208	0
Series A-3 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	142,230	142,230
Preferred Stock, shares issued	142,227	0
Preferred Stock, shares outstanding	142,227	0
Series A-4 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	4,000	4,000
Preferred Stock, shares issued	3,998	0
Preferred Stock, shares outstanding	3,998	0
Series A-5 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	7,000	7,000
Preferred Stock, shares issued	6,443	0
Preferred Stock, shares outstanding	6,443	0
Series A-6 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	800,000	800,000
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0

Statements of Operations (USD $) In Thousands, except Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Revenue
Option fee revenue		$ 1,616
Operating expenses:
Research and development	11,692	14,519
General and administrative	3,630	2,668
Restructuring	217
Loss from operations	(15,539)	(15,571)
Interest income	85	489
Other income	883
Interest expense	(59)	(7)
Net loss	(14,630)	(15,089)
Accretion of preferred stock	(12,143)	(11,405)
Net loss attributable to common stockholders	$ (26,773)	$ (26,494)
Net loss per share attributable to common stockholders:
Basic and diluted (in dollars per share)	$ (83.42)	$ (82.68)
Weighted average shares outstanding, basic (in shares)	320,920	320,437
Weighted average shares outstanding, diluted (in shares)	320,920	320,437

Statement of Convertible Preferred Stock and Stockholders' Deficit (USD $)	Total	Series A Junior Convertible Preferred Stock	Series B Redeemable Convertible Preferred Stock	Series C Redeemable Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Comprehensive Loss
Balance at Dec. 31, 2008	$ (74,996,000)	$ 93,000	$ 32,843,000	$ 87,352,000		$ 8,013,000	$ 247,000	$ (83,256,000)
Balance (in shares) at Dec. 31, 2008		61,664	1,599,997	10,146,629	320,424
Increase (Decrease) in Stockholders' Equity
Net loss	(15,089,000)							(15,089,000)	(15,089,000)
Unrealized gain from available-for-sale securities	(232,000)						(232,000)		(232,000)
Total comprehensive loss	(15,321,000)								(15,321,000)
Stock-based compensation expense	125,000					125,000
Accretion of Preferred Stock issuance costs	(181,000)			181,000		(181,000)
Accretion of Preferred Stock to redemption value	(9,851,000)		2,627,000	7,224,000		(7,954,000)		(1,897,000)
Accretion of Preferred Stock investor rights/obligations	(1,374,000)			1,374,000				(1,374,000)
Balance at Dec. 31, 2009	(101,598,000)	93,000	35,470,000	96,131,000		3,000	15,000	(101,616,000)
Balance (in shares) at Dec. 31, 2009		61,664	1,599,997	10,146,629	320,424
Increase (Decrease) in Stockholders' Equity
Net loss	(14,630,000)							(14,630,000)	(14,630,000)
Unrealized gain from available-for-sale securities	(18,000)						(18,000)		(18,000)
Total comprehensive loss	(14,648,000)								(14,648,000)
Issuance of Common Stock	2,000					2,000
Issuance of Common Stock (in shares)					2,383
Stock-based compensation expense	134,000					134,000
Accretion of Preferred Stock issuance costs	(173,000)			173,000		(136,000)		(37,000)
Accretion of Preferred Stock to redemption value	(10,651,000)		2,839,000	7,812,000				(10,651,000)
Accretion of Preferred Stock investor rights/obligations	(1,318,000)			1,318,000				(1,318,000)
Balance at Dec. 31, 2010	(128,252,000)	93,000	38,309,000	105,434,000	0	3,000	(3,000)	(128,252,000)
Balance (in shares) at Dec. 31, 2010		61,664	1,599,997	10,146,629	322,807
Increase (Decrease) in Stockholders' Equity
Net loss	(22,597,000)							(22,597,000)	(22,597,000)
Unrealized gain from available-for-sale securities	3,000						3,000		3,000
Total comprehensive loss	(22,594,000)								(22,594,000)
Issuance of Common Stock	0
Stock-based compensation expense	106,000					106,000
Balance at Jun. 30, 2011	$ (94,648,000)	$ 0	$ 0	$ 0	$ 0	$ 7,833,000	$ 0	$ (102,481,000)
Balance (in shares) at Jun. 30, 2011		0	0	0	591,644

Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net loss	$ (14,630)	$ (15,089)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	70	136
Gain on fixed asset disposal	(100)
Amortization of premium (accretion of discount) on short-term investments, net	303	98
Stock-based compensation expense	134	125
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(133)	95
Other long-term assets	(27)
Accounts payable	(94)	(1,121)
Accrued expenses	1,491	(922)
Deferred revenue		(1,615)
Net cash used in operating activities	(12,986)	(18,293)
Investing activities
Purchases of property and equipment	(14)	(32)
Proceeds from sale of equipment	149
Purchases of marketable securities	(24,120)	(36,035)
Sales and maturities of marketable securities	39,655	53,690
Net cash provided by investing activities	15,670	17,623
Financing activities
Proceeds from the sale of common stock	2
Deferred financing costs		(8)
Net cash provided by financing activities	2	(8)
Net increase (decrease) in cash and cash equivalents	2,686	(678)
Cash and cash equivalents at beginning of period	7,896	8,574
Cash and cash equivalents at end of period	10,582	7,896
Noncash financing activities
Accretion of preferred stock issuance costs	173	181
Accretion of dividends on preferred stock	10,651	9,850
Accretion of preferred stock investor rights/obligations	$ 1,318	$ 1,374

Nature of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Organization
Nature of Operations

1. Organization

Radius Health, Inc. (“Radius” or the “Company”), which was formerly known as MPM Acquisition Corp. is a pharmaceutical company focused on acquiring and developing new therapeutics for the treatment of osteoporosis and other women’s health conditions. The Company’s lead product candidate, currently in Phase 3 clinical development is BA058 Injection, a daily subcutaneous injection of our novel synthetic peptide analog of human parathyroid hormone-related protein (hPTHrP) for the treatment of osteoporosis. The BA058 Injection Phase 3 study began dosing in April 2011. The Company is also developing the BA058 Microneedle Patch, a short wear time, transdermal form of BA058 delivered using a microneedle technology from 3M Drug Delivery Systems (3M), currently in Phase 1 clinical development. The Company also has two other product candidates, RAD1901, a selective estrogen receptor modulator, or SERM, in Phase 2 clinical development for the treatment of vasomotor symptoms (hot flashes) in women entering menopause and RAD140, a selective androgen receptor modular, or SARM, currently in pre-investigational new drug, or IND, discovery as a potential treatment for age-related muscle loss, frailty, weight loss associated with cancer cachexia and osteoporosis. As used throughout these unaudited, condensed financial statements, the terms “Radius”, “Company”, “we”, “us” and “our” refer to Radius Health, Inc. (f/k/a MPM Acquisition Corp.).

Pursuant to an Agreement and Plan of Merger (the “Merger Agreement” or the “Merger”) entered into in April 2011 by and among the Company (a publicly-reporting, Form 10 shell company at the time), RHI Merger Corp., a Delaware corporation and wholly owned subsidiary of the Company (“MergerCo”), and Radius Health, Inc., a privately-held Delaware corporation (“Former Operating Company”), MergerCo merged with and into the Former Operating Company, with the Former Operating Company remaining as the surviving entity and a wholly-owned subsidiary of the Company.  This transaction is herein referred to as the “Merger”. The Merger was effective as of May 17, 2011, upon the filing of a certificate of merger with the Delaware Secretary of State.  Following the Merger on May 17, 2011, the Company’s Board of Directors approved a transaction pursuant to which the Former Operating Company merged with and into the Company, leaving the Company as the surviving corporation (the “Short-Form Merger”).  As part of the Short-Form Merger, the Company, then named MPM Acquisition Corp., changed its name to Radius Health, Inc. and assumed the operations of the Former Operating Company.

The Company is subject to the risks associated with emerging, technology-oriented companies with a limited operating history, including dependence on key individuals, a developing business model, market acceptance of the Company’s product candidates, competitive product candidates, and the continued ability to obtain adequate financing to fund the Company’s future operations. The Company has an accumulated deficit of  $102.5 million through June 30, 2011. The Company has incurred losses and expects to continue to incur additional losses for the foreseeable future. The Company intends to obtain additional equity and/or debt financing in order to meet working capital requirements and to further develop its product candidates. As part of the Merger and Short-Form Merger in May 2011, the Company assumed the Former Operating Company’s agreement with existing and new investors pursuant to which the Former Operating Company received an irrevocable, legally binding commitment for proceeds of  $64.3 million from the issuance of shares of Series A-1 Convertible Preferred Stock in three closings. The proceeds from each closing are generally due to the Company upon its written request. The first of the three closings was completed prior to the Merger on May 17, 2011 for gross proceeds of  $21.4 million and the Company expects to complete the second and third closings during the remainder of 2011. The Company believes that its existing cash and cash equivalents and the proceeds available from the irrevocable legally binding commitment described above and in Note 4, are sufficient to finance its operations, including its obligations under the Nordic agreement described in Note 14, into the second quarter of 2012.

1. Nature of Business

        Radius Health, Inc. (the Company or Radius) is a pharmaceutical company focused on acquiring and developing new therapeutics for osteoporosis and women's health. The Company's lead product candidate is BA058 Injection which began a pivotal, multinational Phase 3 clinical study for the treatment of osteoporosis in April 2011. In addition, the Company is developing the BA058 Microneedle Patch, a transdermal form of BA058 that is based on a microneedle technology from 3M Drug Delivery Systems (3M) that commenced a Phase 1b clinical study in December 2010. In addition to BA058, the Company is currently conducting one other clinical and one other preclinical program. Since inception, the Company has devoted its efforts principally to research and development, licensing of intellectual property, business development activities, and raising capital.

        The Company is subject to the risks associated with emerging, technology-oriented companies with a limited operating history, including dependence on key individuals, a developing business model, market acceptance of the Company's product candidates, competitive product candidates, and the continued ability to obtain adequate financing to fund the Company's future operations. Accumulated deficit for the period from November 14, 2003 (date of inception) through December 31, 2010 is  $128,252. The Company has incurred, and expects to continue to incur, additional losses for the foreseeable future. The Company intends to obtain additional equity and/or debt financing in order to meet working capital requirements and to further develop its product candidates. Subsequent to December 31, 2010, the Company executed an agreement with existing and new investors under which it received an irrevocable, legally binding commitment for proceeds of  $64,300 from the issuance of shares of Series A-1 convertible preferred stock in three closings which will take place in 2011. The proceeds from each closing are generally due to the Company upon written request. The Company intends to request the proceeds from such closings in 2011. The Company believes that its existing cash, cash equivalents and marketable securities and the proceeds available from the irrevocable legally binding commitment described above and in Note 14, are sufficient to finance its operations, including its 2011 obligations under the Nordic agreement described in Note 12, into 2012.

Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

3. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Company’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Fair Value Measurements

The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1), and the lowest priority to unobservable inputs (Level 3). The Company’s financial assets are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The three levels of the fair value hierarchy, and its applicability to the Company’s financial assets, are described below:

Level 1—Unadjusted quoted prices in active markets that are accessible at the measurement date of identical, unrestricted assets.

Level 2—Quoted prices for similar assets, or inputs that are observable, either directly or indirectly, for substantially the full term through corroboration with observable market data. Level 2 includes investments valued at quoted prices adjusted for legal or contractual restrictions specific to the security.

Level 3—Pricing inputs are unobservable for the asset, that is, inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset. Level 3 includes private investments that are supported by little or no market activity.

All of the Company’s financial assets, comprising cash equivalents and marketable securities, are classified as Level 1 and Level 2 assets as of June 30, 2011 and December 31, 2010 (Note 6). Money market funds are valued using quoted market prices with no valuation adjustments applied. Accordingly, these securities are categorized as Level 1. Assets utilizing Level 2 inputs include government agency securities, including direct issuance bonds, and corporate bonds. These assets are valued using third party pricing resources which generally use interest rates and yield curves observable at commonly quoted intervals of similar assets as observable inputs for pricing.

Redeemable Convertible Preferred Stock

Prior to the Series A-1 Financing on May 17, 2011, the carrying value of the Company’s redeemable convertible preferred stock was adjusted by periodic accretions such that the carrying value will equal the redemption amount at the redemption date. The carrying value is also adjusted to reflect dividends that accrue quarterly on the redeemable convertible preferred stock (Note 11). In connection with the recapitalization discussed in Note 4, the Company’s Preferred Stock is no longer redeemable, other than upon a deemed liquidation event, as defined.

Preferred Stock Accounting

The Company accounts for an amendment that adds, deletes or significantly changes a substantive contractual term (e.g., one that is at least reasonably possible of being exercised), or fundamentally changes the nature of the preferred shares as an extinguishment. (Note 4)

Financial Instruments Indexed to and Potentially Settled in the Company’s Common stock

The Company evaluates all financial instruments issued in connection with its equity offerings when determining the proper accounting treatment for such instruments in the Company’s financial statements. The Company considers a number of generally accepted accounting principles to determine such treatment and evaluates the features of the instrument to determine the appropriate accounting treatment. The Company utilizes the Black-Scholes method or other appropriate methods to determine the fair value of its derivative financial instruments. Key valuation factors in determining the fair value include, but are not limited to, the current stock price as of the date of measurement, the exercise price, the remaining contractual life, expected volatility for the instrument and the risk-free interest rate. For financial instruments that are determined to be classified as liabilities on the balance sheet, changes in fair value are recorded as a gain or loss in the Company’s Statement of Operations with the corresponding amount recorded as an adjustment to the liability on its Balance Sheet.

Research and Development

The Company accounts for research and development costs by expensing such costs to operations as incurred. Research and development costs primarily consist of personnel costs, outsourced research activities including pre-clinical and clinical trial services and manufacturing services, laboratory supplies, and license fees.

Nonrefundable advance payments for goods or services to be received in the future for use in research and development activities are deferred and capitalized. The capitalized amounts will be expensed as the related goods are delivered or the services are performed. If expectations change such that the Company does not expect it will need the goods to be delivered or the services to be rendered, capitalized nonrefundable advance payments would be charged to expense.

Stock-Based Compensation

The Company recognizes, as expense, the grant date fair value of all share-based payments to employees. The Company accounts for transactions in which services are received from non-employees in exchange for equity instruments based on the estimated fair value of such services received or of the equity instruments issued, whichever is more reliably measured. The fair value of unvested non-employee awards are remeasured at each reporting period and expensed over the vesting term of the underlying stock options.

Segment Information

The Company makes operating decisions based on performance of the enterprise as a whole and uses the financial statements for decision making.  The Company operates in one business segment, which focuses on drug discovery and development.

Net Income (Loss) Per Common Share

Net income (loss) per common share is calculated using the two-class method, which is an earnings allocation formula that determines net income (loss) per share for the holders of the Company’s common shares and participating securities. All series of Preferred Stock, excluding the Former Operating Company’s Series A Convertible Preferred Stock, contain participation rights in any dividend paid by the Company and are deemed to be participating securities. Net income available to common shareholders and participating convertible preferred shares is allocated to each share on an as-converted basis as if all of the earnings for the period had been distributed. The participating securities do not include a contractual obligation to share in losses of the Company and are not included in the calculation of net loss per share in the periods that have a net loss.

Diluted net income per share is computed using the more dilutive of (a) the two-class method, or (b) the if-converted method. The Company allocates net income first to preferred stockholders based on dividend rights and then to common and preferred stockholders based on ownership interests. The weighted-average number of common shares outstanding gives effect to all potentially dilutive common equivalent shares, including outstanding stock options, warrants, and potential issuance of stock upon the issuance of Series A-6 Convertible Preferred Stock (“Series A-6”) as settlement of the liability to Nordic Bioscience (“Nordic”). Common equivalent shares are excluded from the computation of diluted net income (loss) per share if their effect is anti-dilutive.

Income Taxes

The Company accounts for income taxes under the liability method. Deferred tax assets and liabilities are determined based on differences between financial reporting and income tax basis of assets and liabilities, as well as net operating loss carryforwards, and are measured using the enacted tax laws that will be in effect when the differences reverse. Deferred tax assets are reduced by a valuation allowance to reflect the uncertainty associated with their ultimate realization. The effect on deferred taxes of a change in tax rate is recognized in income or loss in the period that includes the enactment date.

The Company uses judgment to determine the recognition threshold and measurement attribute for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Any material interest and penalties related to unrecognized tax benefits in income tax expense.

Due to uncertainty surrounding the realization of the favorable tax attributes in future tax returns, the Company has recorded a full valuation allowance against otherwise realizable net deferred tax assets as of June 30, 2011 and December 31, 2010.

Comprehensive Income (Loss)

All components of comprehensive income (loss) are required to be disclosed in the condensed financial statements. Comprehensive income (loss) is defined as the change in equity of a business enterprise during a period from transactions, and other events and circumstances from non-owner sources and consists of net loss and changes in unrealized gains and losses on available-for-sale securities. Comprehensive loss was calculated as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Net loss	$(17,588)	$(2,683)	$(22,597)	$(5,791)

Change in unrealized gain on marketable securities	—	6	—	7
Comprehensive loss	$(17,588)	$(2,677)	$(22,597)	$(5,784)

Recently Adopted Accounting Standards

In October 2009, the FASB issued ASU 2009-13. ASU 2009-13 amends existing revenue recognition accounting pronouncements that are currently within the scope of FASB ASC Subtopic 605-25 (previously included within EITF 00-21, Revenue Arrangements with Multiple Deliverables (“EITF 00-21”)). The consensus to ASU 2009-13 provides accounting principles and application guidance on whether multiple deliverables exist, how the arrangement should be separated, and the consideration allocated. This guidance eliminates the requirement to establish the fair value of undelivered products and services and instead provides for separate revenue recognition based upon management’s estimate of the selling price for an undelivered item when there is no other means to determine the fair value of that undelivered item. EITF 00-21 previously required that the fair value of the undelivered item be the price of the item either sold in a separate transaction between unrelated third parties or the price charged for each item when the item is sold separately by the vendor. Under EITF 00-21, if the fair value of all of the elements in the arrangement was not determinable, then revenue was deferred until all of the items were delivered or fair value was determined. This new approach is effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. On January 1, 2011, the Company adopted ASU 2009-13 on a prospective basis. The adoption did not have a material impact on the Company’s financial position or results of operations, but could have an impact on how the Company accounts for any future collaboration agreements, should the Company enter into any such agreements in the future.

2. Summary of Significant Accounting Policies

Use of Estimates

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Company's management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Cash Equivalents

        The Company considers all highly liquid investment instruments with an original maturity when purchased of three months or less to be cash equivalents. Cash equivalents at December 31, 2009 and 2010 comprise money market funds, corporate debt securities, asset-backed commercial paper, and debt securities held by government sponsored entities.

Marketable Securities

        All investment instruments with an original maturity date, when purchased, in excess of three months have been classified as current marketable securities. These marketable securities are classified as available-for-sale and such securities are carried at fair value. Unrealized gains and losses, if any, are included within other comprehensive income (loss) within stockholders' deficit. The amortized cost of debt securities in this category is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in interest income. Realized gains and losses on available-for-sale securities are included in interest income. The cost of securities sold is based on the specific identification method. The Company periodically reviews the portfolio of securities to determine whether an other-than-temporary impairment has occurred. No such losses have occurred to date. There were no realized gains or losses on the sale of securities for the years ended December 31, 2009 and 2010.

Fair Value Measurements

        The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1), and the lowest priority to unobservable inputs (Level 3). The Company's financial assets are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The three levels of the fair value hierarchy, and its applicability to the Company's financial assets, are described below:

  Level 1—Unadjusted quoted prices in active markets that are accessible at the measurement date of identical, unrestricted assets.

  Level 2—Quoted prices for similar assets, or inputs that are observable, either directly or indirectly, for substantially the full term through corroboration with observable market data. Level 2 includes investments valued at quoted prices adjusted for legal or contractual restrictions specific to the security.

  Level 3—Pricing inputs are unobservable for the asset, that is, inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset. Level 3 includes private investments that are supported by little or no market activity.

        All of the Company's financial assets, comprising cash equivalents and marketable securities, are classified as Level 1 and Level 2 assets as of December 31, 2009 and 2010 (Note 4).

Fair Value of Financial Instruments

        The carrying amounts of the Company's financial instruments, which include cash equivalents, marketable securities, accounts payable and accrued expenses, approximate their estimated fair values as of December 31, 2009 and 2010.

Concentrations of Credit Risk and Off-Balance-Sheet Risk

        Financial instruments that potentially subject the Company to credit risk primarily consist of cash and cash equivalents and available-for-sale marketable securities. The Company maintains its cash and cash equivalents and marketable securities with financial institutions. The Company is currently investing its excess cash in money market funds and other securities, and the management of these investments is not discretionary on the part of the financial institution. The Company's credit exposure on its marketable securities is limited by its diversification among United States government and agency debt securities. The Company has no significant off-balance-sheet risks such as foreign exchange contracts, option contracts, or other hedging arrangements.

Property and Equipment

        Property and equipment is stated at cost and depreciated using the straight-line method over the estimated useful lives of the respective assets:

Furniture	3 years
Equipment	5 years
Software	3 years
Leasehold improvements	Shorter of lease or useful life of the asset

Revenue Recognition

        To date, all of the Company's revenue has been generated under an option agreement. The Company recognized revenue ratably over the option period.

Research and Development

        The Company accounts for research and development costs by expensing such costs to operations as incurred. Research and development costs primarily consist of personnel costs, outsourced research activities, laboratory supplies, and license fees.

        Nonrefundable advance payments for goods or services to be received in the future for use in research and development activities are deferred and capitalized. The capitalized amounts will be expensed as the related goods are delivered or the services are performed. If expectations change such that the Company does not expect it will need the goods to be delivered or the services to be rendered, capitalized nonrefundable advance payments would be charged to expense.

Licensing Agreements

        Costs associated with licenses of technology are expensed as incurred, and are included in research and development expenses.

Impairment of Long-Lived Assets

        When impairment indicators exist, the Company's management evaluates long-lived assets for potential impairment. Potential impairment is assessed when there is evidence that events or changes in circumstances have occurred that indicate that the carrying amount of a long-lived asset may not be recovered. Recoverability of these assets is assessed based on undiscounted expected future cash flows from the assets, considering a number of factors, including past operating results, budgets and economic projections, market trends, and product development cycles. An impairment in the carrying value of each asset is assessed when the undiscounted expected future cash flows derived from the asset are less than its carrying value.

        Impairments, if any, are recognized in earnings. An impairment loss would be recognized in an amount equal to the excess of the carrying amount over the undiscounted expected future cash flows. No impairment charges have been recognized since inception.

Segment Information

        Operating segments are defined as components of an enterprise engaging of business activities for which discrete financial information is available and regularly reviewed by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company views its operations and manages its business in one operating segment and the Company operates in one geographic segment.

Income Taxes

        The liability method is used in accounting for income taxes. Deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities, and are measured using the enacted tax rates in effect when the differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance to reflect the uncertainty associated with their ultimate realization.

        In July 2006, the FASB issued ASC No. 740-10, Accounting for Uncertainty in Income Taxes. ASC No.740-10 establishes a minimum threshold for financial statement recognition of the benefit of positions taken, or expected to be taken, in filing tax returns. ASC No. 740-10 requires the evaluation of tax positions taken, or expected to be taken, in the course of preparing the Company's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense. The Company's adoption of ASC No. 740-10 in 2009 did not have a material effect on the Company's financial statements.

Net Loss Per Common Share

        Basic net loss per share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration for common stock equivalents. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common share equivalents outstanding for the period determined using the treasury-stock method. For purposes of this calculation, preferred stock, stock options and warrants are considered to be common stock equivalents and are only included in the calculation of diluted net loss per share when their effect is dilutive.

Redeemable Convertible Preferred Stock

        The carrying value of the Company's Series B and Series C redeemable convertible preferred stock is adjusted by periodic accretions such that the carrying value will equal the redemption amount at the redemption date. The carrying value is also adjusted to reflect dividends that accrue quarterly on the Series B and C redeemable convertible preferred stock (Note 9).

Stock-Based Compensation

        The Company recognizes the compensation cost of employee stock-based awards using the straight-line method over the requisite service period of the award. During the years ended December 31, 2009 and 2010, the Company recorded approximately  $100 and  $100 of employee stock-based compensation expense, respectively. The Company estimates the fair value of each option award using the Black-Scholes-Merton option-pricing model. Weighted-average information and assumptions used in the option-pricing model for employee stock-based compensation are as follows.

	Years Ended
	2009	2010
Expected dividend yield	0%	0%
Risk-free interest rates	2.6 - 2.7%	1.92%
Expected term (years)	6.25	6.25
Volatility	57 - 59%	58%

        In calculating the estimated fair value of the Company's stock options, the Black-Scholes-Merton option-pricing model requires the consideration of the following six variables for purposes of estimating fair value:

  •
  The stock option exercise price,

  •
  The expected term of the option,

  •
  The grant date price of the Company's common stock, which is issuable upon exercise of the option,The expected volatility of the Company's common stock,

  •
  The expected dividends on the Company's common stock, and

  •
  The risk-free rate for the expected option term.

        The expected term of the stock options granted represents the period of time that options granted are expected to be outstanding. For options granted prior to January 1, 2008, the expected term was calculated using the "simplified" method as prescribed by the SEC's Staff Accounting Bulletin No. 107, Share-Based Payment. For options granted after January 1, 2008, the Company calculated the expected term using similar assumptions. The expected volatility is a measure of the amount by which the Company stock price is expected to fluctuate during the term of the options granted. The Company determines the expected volatility based on a review of the historical volatility of similar publicly held companies in the biotechnology field over a period commensurate with the option's expected term. The Company has never declared or paid any cash dividends on its common stock and does not expect to do so in the foreseeable future. Accordingly, it uses an expected dividend yield of zero. The risk-free interest rate is the implied yield available on U.S. Treasury issues with a remaining life consistent with the option's expected term on the date of grant. The Company applies an estimated forfeiture rate to current period expense to recognize compensation expense only for those awards expected to vest. The Company estimates forfeitures based upon historical data, adjusted for known trends, and will adjust the estimate of forfeitures if actual forfeitures differ or are expected to differ from such estimates. Subsequent changes in estimated forfeitures are recognized through a cumulative adjustment in the period of change and also will impact the amount of stock-based compensation expense in future periods. The forfeiture rate was estimated to be 2.4% and 2.8% for the years ended December 31, 2009 and 2010, respectively.

Comprehensive Income (Loss)

        The Company discloses all components of comprehensive income (loss) on an annual basis. Comprehensive income (loss) is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. The Company's accumulated other comprehensive income (loss) comprises unrealized gains (losses) on its available-for-sale marketable securities.

Recently Issued Accounting Standards

        In July 2009, the FASB ratified the EITF No. 08-1, Revenue Arrangements with Multiple Deliverables. This EITF provides additional guidance and clarification of ASC 605-25, (formerly EITF 00-21) regarding an entity's sale of products or services consisting of multiple deliverables for which, under certain circumstances, revenue may be recognized separately for each deliverable. This standard is effective for the Company beginning January 1, 2011. The Company does not believe that this standard will have a material impact on its financial statements, but it could impact the Company's revenue recognition on future collaboration agreements.

        The Company considers events or transactions that occur after the balance sheet date but prior to the issuance of the financial statements to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure.

Net Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Net Income (Loss) Per Share
Net Income (Loss) Per Share

5. Net Income (Loss) Per Share

Basic and diluted net income (loss) per share is calculated as follows:

(In thousands, except share and per	Three months ended June 30		Six months ended June 30
share numbers)	2011	2010	2011	2010
Numerator:
Net loss	$(17,588)	$(2,683)	$(22,597)	$(5,791)
Extinguishment of preferred stock	60,937	—	60,937	—
Accretion of preferred stock dividends	(2,719)	(2,716)	(5,595)	(5,379)
Earnings attributable to participating preferred stockholders	(39,229)	—	(31,732)	—
Earnings (loss) attributable to common stockholders - basic	1,401	(5,399)	1,013	(11,170)
Effect of dilutive convertible preferred stock	—	—	—	—
Earnings (loss) attributable to common stockholders - diluted	$1,401	$(5,399)	$1,013	$(11,170)

Denominator:
Weighted-average number of common shares used in earnings (loss) per share - basic	484,237	320,424	403,967	320,424
Effect of dilutive options to purchase common stock	409,113	—	261,193	—
Effect of dilutive convertible preferred stock	2,281,998	—	3,125,753	—
Weighted-average number of common shares used in earnings (loss) per share - diluted	3,175,348	320,424	3,790,913	320,424

Earnings (loss) per share - basic	$2.89	$(16.85)	$2.51	$(34.86)
Effect of dilutive options to purchase common stock	(1.33)	—	(0.98)	—
Effect of dilutive convertible preferred stock	(1.13)	—	(1.25)	—
Earnings (loss) per share - diluted	$0.44	$(16.85)	$0.27	$(34.86)

The following potentially dilutive securities, prior to the use of the treasury stock method, have been excluded from the computation of diluted weighted-average shares outstanding, as they would be anti-dilutive:

	Three months ended June 30,		Six months ended June 30,
	2011	2010	2011	2010
Convertible preferred stock	13,557,238	11,808,290	9,267,677	11,808,290
Options to purchase common stock	—	1,216,718	418,215	1,216,718
Warrants	4,154	266	4,154	266

3. Net Loss Per Share

        Basic and diluted net loss per share is calculated as follows:

	Year Ended December 31,
	2009	2010
Numerator:
Net loss	$(15,089)	$	$(14,630)
Accretion of preferred stock	(11,405)		(12,143)

Net loss attributable to common stockholders	$(26,494)		$(26,773)
Denominator:
Weighted-average number of common shares used in net loss per share-basic diluted	320		321

Net loss per share applicable to common stockholders basic and diluted	$(82.68)		$(83.42)

        The following potentially dilutive securities, prior to the use of the treasury stock method, have been excluded from the computation of diluted weighted-average shares outstanding, as they would be anti-dilutive:

	Year Ended December 31
	2009	2010
Convertible preferred stock	11,808	11,808
Options to purchase common stock	1,217	1,462
Warrants	1	1

Marketable Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Marketable Securities
Marketable Securities

6. Marketable Securities

Available-for-sale marketable securities and cash and cash equivalents consist of the following:

	June 30, 2011
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Cash and cash equivalents:
Cash equivalents	$25,336	$—	$—	$25,336

Total	$25,336	$—	$—	$25,336

There were no marketable securities at June 30, 2011.

	December 31, 2010
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Cash and cash equivalents:
Cash	$232	$—	$—	$232
Money market	6,452	—	—	6,452
Corporate commercial paper	2,892	—	—	2,892
Corporate debt securities	1,006	—	—	1,006

Total	$10,582	$—	$—	$10,582

Marketable securities:
Corporate debt securities	$5,023	$—	$(3)	$5,020
Corporate commercial paper	2,948	1	—	2,949

Total	$7,971	$1	$(3)	$7,969

There were no debt securities that had been in an unrealized loss position for more than 12 months at December 31, 2010. The Company evaluated the securities for other-than-temporary impairment based on quantitative and qualitative factors. The Company considered the decline in market value for these securities to be primarily attributable to current economic conditions. The Company does not intend to sell these securities prior to their maturity and it is not more likely than not that the Company will be required to sell these securities before the recovery of their amortized costs bases, which may be at maturity.

4. Marketable Securities

        Available-for-sale marketable securities and cash and cash equivalents consist of the following:

	December 31, 2009
		Gross Unrealized
	Amortized Cost			Fair Value
		Gains	Losses
Cash and cash equivalents:
Cash	$127	$—	$—	$127
Money market	7,269	—	—	7,269
Government sponsored enterprises (GSEs)	500	—	—	500

Total	$7,896	$—	$—	$7,896

Marketable securities:
GSEs	$16,680	$13	$—	$16,693
Corporate debt securities	3,115	1	—	3,116
Corporate commercial paper	1,748	1	—	1,749
US Treasury obligations	2,268	—	—	2,268

Total	$23,811	$15	$—	$23,826

	December 31, 2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Cash and cash equivalents:
Cash	$232	$—	$—	$232
Money market	6,452	—	—	6,452
Corporate commercial paper	2,892	—	—	2,892
Corporate debt securities	1,006	—	—	1,006

Total	$10,582	$—	$—	$10,582

Marketable securities:
Corporate debt securities	$5,024	$—	$(3)	$5,021
Corporate commercial paper	2,948	—	—	2,948

Total	$7,972	$—	$(3)	$7,969

        There were 6 debt securities that had been in an unrealized loss position for less than 12 months at December 31, 2010. The aggregate unrealized loss on these securities was  $4 and the fair value was  $6,024. The Company evaluated the securities for other-than-temporary impairments based on quantitative and qualitative factors. The Company considered the decline in market value for these securities to be primarily attributable to current economic conditions. The Company does not intend to sell these securities prior to their maturity and it is not more likely than not that the Company will be required to sell these securities before the recovery of their amortized costs bases, which may be at maturity.

        All of the Company's marketable securities have contractual maturities of less than one year. Financial assets carried at fair value as of December 31, 2009 and 2010 are classified in the table below in one of the three categories described in Note 2:

	December 31, 2009
	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents	$7,896	$—	$—	$7,896
Marketable securities:
GSEs	—	16,693	—	16,693
Corporate debt securities	—	3,116	—	3,116
Corporate commercial paper	—	1,749	—	1,749
U.S. Treasury obligations	2,268	—	—	2,268

	$10,164	$21,558	$—	$31,722

	December 31, 2010
	Level 1	Level 2	Level 3		Total
Assets
Cash and cash equivalents	$10,582	$—		$—	$10,582
Marketable securities:
Corporate debt securities	—	5,020		—	5,020
Corporate commercial paper	—	2,949		—	2,949

	$10,582	$7,969	$		$18,551

        Fair value for Level 1 is based on quoted market prices. Fair value for Level 2 is based on quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets. Inputs are obtained from various sources including market participants, dealers and brokers.

Property and Equipment	12 Months Ended
Dec. 31, 2010
Property and Equipment
Property and Equipment

5. Property and Equipment

        Property and equipment consists of the following:

		December 31
	Estimated Useful Life (In Years)
		2009	2010
Furniture and fixtures	5	$36	$36
Computer equipment and software	3	223	238
Leasehold improvements	Shorter of useful life or remaining lease term	367	367
Laboratory equipment	5	628	—

		1,254	641
Less accumulated depreciation and amortization		(1,119)	(610)

		$135	$31

        In September 2010, the Company disposed of and subsequently sold laboratory equipment with an original cost of  $628 and accumulated depreciation of  $579 for proceeds of  $149.

Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Accrued Expenses
Accrued Expenses

8. Accrued Expenses

Accrued expenses consist of the following:

(In thousands)	June 30, 2011	December 31, 2010

Research costs	$2,672	$1,913
Payroll and employee benefits	764	473
Professional fees	701	243
Vacation	79	79
Restructuring	—	63
Accrued interest on notes payable	62	—

Total accrued expenses	$4,278	$2,771

6. Accrued Expenses

        Accrued expenses consist of the following:

	December 31,
	2009	2010
Research costs	$822	$1,913
Payroll and employee benefits	293	473
Professional fees	83	243
Vacation	79	79
Restructuring	—	63
Scientific advisory board fees	3	—

Total accrued expenses	$1,280	$2,771

Commitments	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Commitments
Commitments

9. Commitments

In September 2010, the Company recorded restructuring charges of  $0.2 million related to lease termination costs associated with vacating its laboratory space. The restructuring liability is included in accrued expenses in the balance sheet at December 31, 2010. All remaining payments were made by February 28, 2011.

The following table displays the restructuring activity and liability balances:

(In thousands)
Balance at December 31, 2010	$63
Payments	$(63)

Balance at June 30, 2011	$—

On January 14, 2011, the Company signed a sublease agreement for office space in Cambridge, Massachusetts that expires on July 31, 2011. Monthly rental payments under this sublease are  $9,000 and the Company moved into the new space in February 2011. On July 15, 2011, the Company entered into an operating lease agreement to remain in the same Cambridge, Massachusetts location. The term of the lease is August 1, 2011 through July 31, 2014. Monthly rental payments under the new lease are approximately  $15,000 for the first 12 months and approximately  $16,000 for the 24 months thereafter.

7. Commitments

        On August 28, 2007, the Company signed a 24-month sublease agreement for office and laboratory space in Cambridge, Massachusetts. The sublease, which commenced on November 1, 2007 and contains no escalating rental payments, is charged to rent expense ratably over the lease period. On March 13, 2009, the Company signed a 24-month extension on the sublease through October 31, 2011. On January 14, 2011, the Company signed an agreement to terminate this sublease effective February 28, 2011.

        As of December 31, 2010, remaining minimum lease payments per the termination agreement are:

2011	$63

        Rent expense was  $629 and  $535 for the years ended December 31, 2009 and 2010, respectively.

        In September 2010, the Company recorded restructuring charges of  $217 related to lease termination costs associated with vacating its laboratory space. The restructuring liability is included in accrued expenses in the balance sheet. All remaining payments were made by February 28, 2011.

        The following table displays the restructuring activity and liability balances:

Balance at December 31, 2009	$—
Charges	217
Payments	(154)

Balance at December 31, 2010	$63

        On January 14, 2011, the Company signed a sublease agreement for office space in Cambridge, Massachusetts that expires on July 31, 2011. Monthly rental payments under this sublease are  $9 and the Company moved into the new space in February 2011.

Loan and Security Agreement	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Loan and Security Agreement
Loan and Security Agreement

10. Loan and Security Agreement

On May 23, 2011, the Company entered into a loan and security agreement (the “Loan and Security Agreement”) with Oxford Finance Corporation and General Electric Capital Corporation (collectively, the “Lender”) pursuant to which the Lender agreed to lend the Company up to  $25.0 million. Upon entering into the Loan and Security Agreement, the Company borrowed  $6.3 million from the Lender (“Term Loan A”). Under the terms of the Loan and Security Agreement, the Company may, in its sole discretion, borrow from the Lender up to an additional  $6.3 million, at any time on or before November 22, 2011 (“Term Loan B”) and up to an additional  $12.5 million, at any time on or before May 22, 2012 (“Term Loan C”, collectively with Term Loan A and Term Loan B, the “Term Loans”). The Company’s obligations under the Loan and Security Agreement are secured by a first priority security interest in substantially all of the assets of the Company.

The Company is required to pay interest on Term Loan A on a monthly basis through and including December 1, 2011. Beginning December 1, 2011 through the maturity of Term Loan A on November 22, 2014, the Company will be required to make payments of outstanding principal and interest on Term Loan A in 36 equal monthly installments. Interest is payable on Term Loan A at an annual interest rate of 10%. If the Company enters into Term Loan B or Term Loan C, interest on each term loan will accrue at an annual fixed rate equal to greater of (i) 10% or (ii) the sum of (a) the three year Treasury Rate as published the Board of Governors of the Federal Reserve System in Federal Reserve Statistical Release H.15 entitled “Selected Interest Rates”, plus (b) 9.19%.  Payments due under Term Loan B or Term Loan C, if borrowed, are interest only, payable monthly, in arrears, for six months following the funding of each term loan, and will consist of 36 and 30 payments of principal and interest, respectively, which are payable monthly, in arrears, and all unpaid principal and accrued and unpaid interest on Term Loan B or Term Loan C would be due and payable 42 months after the funding of any each term loan.

Upon the last payment date of the amounts borrowed under the Loan and Security Agreement, whether on the maturity date of one of the Term Loans, on the date of any prepayment or on the date of acceleration in the event of a default, the Company will be required to pay the Lender a final payment fee equal to 3.5% of any of the Term Loans borrowed. In addition, if the Company repays all or a portion of the Term Loans prior to maturity, it will pay the Lender a prepayment fee of 3% of the total amount prepaid if the prepayment occurs prior to the first anniversary of the funding of the relevant Term Loan, 2% of the total amount prepaid if the prepayment occurs between the first and second anniversary of the funding of the relevant Term Loan, and 1% of the total amount prepaid if the prepayment occurs on or after the second anniversary of the funding of the relevant Term Loan.

Upon the occurrence of an event of default, including payment defaults, breaches of covenants, a material adverse change in the collateral, the Company’s business, operations or condition (financial or otherwise) and certain levies, attachments and other restraints on the Company’s business, the interest rate will be increased by five percentage points and all outstanding obligations will become immediately due and payable. The Loan and Security Agreement also contains a subjective acceleration clause, which provides the Lender the ability to demand repayment of the loan early upon a material adverse change, as defined. The portion of the Term Loan A that is not due within 12 months of June 30, 2011 has been classified as long-term, as the Company believes a material adverse change is remote.

In connection with the Loan and Security Agreement, the Company issued to the Lender a warrant to purchase 3,070 shares of the Company’s Series A-1 Preferred Stock (the “Warrant”). The Warrant is exercisable, in whole or in part, immediately, and has a per share exercise price of  $81.42 and may be exercised on a cashless basis. The Warrant expires on May 23, 2021.  The exercise price may be adjusted in the event the Company issues shares of the Series A-1 at a price lower than  $81.42 per share.  The warrant is classified as a liability in the Company’s balance sheet and will be remeasured at its estimated fair value at each reporting period.  The changes in fair value are recorded as other income (expense) in the Statement of Operations.

The initial fair value of the Warrant issued in connection with Term Loan A was  $0.2 million and was recorded as a discount to Term Loan A.  The fair value of the warrant at June 30, 2011 was  $0.2 million.  The Company also paid the Lender a facility fee of  $0.3 million and reimbursed the Lender certain costs associated with the Loan and Security Agreement of  $0.1 million, both of which were also recorded as a discount to Term Loan A. The discount is being amortized to interest expense over the 42 month period that Term Loan A is outstanding using the effective interest method.

Future principal payments under the Loan and Security Agreement at June 30, 2011, are as follows:

(In thousands)
2011	$156
2012	1,875
2013	1,875
2014	2,344

Total	$6,250

8. Loan and Security Agreement

        In connection with a Loan and Security Agreement executed in 2004, the Company issued, in two separate allotments to the lender, warrants for the purchase of an aggregate of 20 shares of Series A Junior Convertible Preferred Stock at  $1.00 per share. The warrants were 100% vested as of the grant date and expire in 2014. The Company valued the warrants using the Black-Scholes method and determined the fair value of the warrants to be approximately  $40, which was recorded as a debt discount and was amortized to interest expense over the term of the Loan and Security Agreement, being 42 months. The debt discount was fully amortized as of December 31, 2007. The change in fair value of the warrants was not material to the financial statements for the years ended December 31, 2009 and 2010.

Convertible Preferred Stock and Redeemable Convertible Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Convertible Preferred Stock
Convertible Preferred Stock and Redeemable Convertible Preferred Stock

11. Convertible Preferred Stock

The rights, preferences, and privileges of the Series A-1, Series A-2, Series A-3, Series A-4, Series A-5 and Series A-6 are as follows:

Conversion

Each preferred stockholder has the right, at their option at any time, to convert any such shares of Preferred Stock into such number of fully paid shares as is determined by dividing the original purchase price of  $81.42 by the conversion price (“Optional Conversion”). The conversion price of the Preferred Stock as of June 30, 2011 was  $8.142 per share (the “Conversion Price”), which represents a conversion ratio of one share of Preferred Stock into ten shares of Common Stock.  Upon the Optional Conversion, the holder of the converted Preferred Stock is entitled to payment of all accrued, whether or not declared, but unpaid dividend in shares of the Common Stock of the Company at the then effective conversion price of shares of Preferred Stock.

In the event an investor does not timely and completely fulfill their future funding obligations as defined in the Purchase Agreement (as described in Note 3) (i) the shares of Preferred Stock then held by the investor automatically convert into shares of the Company’s common stock at a rate of one share of common stock for every ten shares of Preferred Stock to be converted and (ii) the Company has the right to repurchase all of the shares of Common Stock issued upon conversion at a purchase price equal to the par value of the repurchased shares of Common Stock (“Subsequent Closing Adjustment”). Upon a Subsequent Closing Adjustment, the holder of the converted Preferred Stock is entitled to payment of any declared, accrued, but unpaid dividends in shares of the Common Stock of the Company.

Each share of Preferred Stock is automatically convertible into fully paid and non-assessable shares of Common Stock at the applicable Conversion Price then in effect upon (i) a vote of the holders of at least 70% of the outstanding shares of Series A-1, Series A-2 and Series A-3 to convert all shares of Preferred Stock or (ii) the Common Stock becoming listed for trading on a national stock exchange (“Special Mandatory Conversion”). Upon a Special Mandatory Conversion, all accrued, whether or not declared, but unpaid dividends shall be paid in cash or shares at the discretion of the Company’s Board of Directors, at the then effective conversion price of shares of Preferred Stock.

Redemption

The shares of Preferred Stock are not currently redeemable.

Dividends

Holders of shares of Series A-1 are entitled to receive dividends at a rate of 8% per annum, compounding annually, which accrue on a quarterly basis commencing on the date of issuance of the shares of Series A-1. Dividends are payable, as accrued, upon liquidation, event of sale, and conversion to common stock as described above. The holders of shares of Series A-1 are also entitled to dividends declared or paid on any shares of Common Stock.

Following payment in full of required dividends to the holders of Series A-1, holders of Series A-2 are entitled to receive dividends at a rate of 8% per annum, compounding annually, which accrue on a quarterly basis commencing on the date of issuance of the shares of Series A-2. Dividends are payable, as accrued, upon liquidation, event of sale, and conversion to common stock as described above. The holders of shares of Series A-2 are also entitled to dividends declared or paid on any shares of Common Stock.

Following payment in full of required dividends to the holders of Series A-1 and Series A-2, holders of Series A-3 are entitled to receive dividends at a rate of 8% per annum, compounding annually, which accrue on a quarterly basis commencing on the date of issuance of the shares of Series A-3. Holders of Series A-5 are entitled to receive the Series A-5 Accruing Dividend paid in shares of Series A-6 as described in Note 14.  Holders of shares of Series A-6 are entitled to receive dividends on shares of Series A-6, when and if declared by the Board of Directors at a rate to be determined by the Board of Directors.  Dividends are payable, as accrued, upon liquidation, event of sale and conversion to Common Stock as described above. The holders of shares of Series A-3, A-5 and A-6 are also entitled to dividends declared or paid on any shares of Common Stock.

Following payment in full of required dividends to the holders of Series A-1, Series A-2, Series A-3, and Series A-5, holders of Series A-4 are entitled to receive dividends on shares of Series A-4, when and if declared by the Board of Directors at a rate to be determined by the Board of Directors. Dividends are payable, as accrued, upon liquidation, event of sale, and conversion to Common Stock as described above. The holders of shares of Series A-4 are also entitled to dividends declared or paid on any shares of Common Stock.

Dividends on the Preferred Stock are payable, at the sole discretion of the Board of Directors, in cash or in shares of the Company’s common stock, when and if declared by the Board of Directors, upon liquidation or upon an event of sale at the current market price of shares of common stock. Upon conversion, dividends are payable in shares of the common stock at the then effective conversion price of shares of Preferred Stock.

The Company has accrued dividends of  $0.3 million,  $0.8 million and  $0.1 million on Series A-1, A-2 and A-3, respectively, as of June 30, 2011.

Voting

The preferred stockholders are entitled to vote together with the holders of the Common Stock as one class on an as-if converted basis.

In addition, as long as the shares of Series A-1 are outstanding, the holders of Series A-1, voting as a separate class, have the right to elect two members of the Company’s Board of Directors.

Liquidation

The shares of Series A-1 rank senior to all other classes of Preferred Stock. Series A-2 ranks junior to Series A-1 and senior to Series A-3, Series A-4, Series A-5 and Series A-6.  Series A-3, Series A-5 and Series A-6 rank equally but junior to Series A-1 and Series A-2 and senior to Series A-4. Series A-4 ranks senior to the Company’s Common Stock.

In the event of a liquidation, dissolution, or winding-up of the Company, the holders of the Series A-1 are entitled to be paid first out of the assets available for distribution, before any payment is made to the Series A-2, Series A-3, Series A-4, Series A-5 and Series A-5. Payment to the holders of Series A-1 shall consist of the original issuance price of  $81.42, plus all accrued but unpaid dividends. After the distribution to the holders Series A-1, the holders of Series A-2, will be entitled to receive an amount per share equal to the original purchase price per share of  $81.42, plus any accrued but unpaid dividends. After the distribution to the holders Series A-1 and Series A-2, the holders of Series A-3, Series A-5 and Series A-6, will be entitled to receive an amount per share equal to the original purchase price per share of  $81.42, plus any accrued but unpaid or declared and unpaid dividends, as appropriate. After the distribution to the holders Series A-1,Series A-2, Series A-3, Series A-5 and Series A-6, the holders of Series A-4, will be entitled to receive an amount per share equal to the original purchase price per share of  $81.42, plus any declared and unpaid dividends. If the assets of the Company are insufficient to pay the full preferential amounts to the holders of Series A-1, the assets will be distributed ratably among the holders of Series A-1 in proportion to their aggregate liquidation preference amounts. If the assets of the Company are insufficient to pay the full preferential amounts to the holders of Series A-2, the assets will be distributed ratably among the holders of Series A-2 in proportion to their aggregate liquidation preference amounts. If the assets of the Company are insufficient to pay the full preferential amounts to the holders of Series A-3, Series A-5 and Series A-6, the assets will be distributed ratably among the holders of Series A-3, Series A-5 and Series A-6 in proportion to their aggregate liquidation preference amounts. If the assets of the Company are insufficient to pay the full preferential amounts to the holders of Series A-4, the assets will be distributed ratably among the holders of Series A-4 in proportion to their aggregate liquidation preference amounts. After all liquidation preference payments have been made to the holders of the Preferred Stock, the holders of the Preferred Stock shall participate in the distribution of the remaining assets with the holders of the Company’s Common Stock on an as-if converted basis.

In the event of, and simultaneously with, the closing of an event of sale of the Company (as defined in the Company’s Amended Articles of Incorporation), the Company shall redeem all of the shares of Series A-1, Series A-2, Series A-3, Series A-4, Series A-5 and Series A-6 then outstanding at the Special Liquidation Price, as defined. If the event of sale involves consideration other than cash, the Special Liquidation Price may be paid with such consideration having a value equal to the Special Liquidation Price. The Special Liquidation Price shall be equal to an amount per share, which would be received by each Preferred Stockholder if, in connection with the event of sale, all the consideration paid in exchange for the assets or the shares of capital stock of the Company was actually paid to and received by the Company, and the Company was immediately liquidated thereafter and its assets distributed pursuant to the liquidation terms above.

Registration Rights

In accordance with the Amended and Restated Stockholders Agreement (the “Stockholders Agreement”), the Company is required to file a registration statement with the Securities and Exchange Commission (the “SEC”) covering the registration of at least 85% of the outstanding shares of the Preferred Stock within 60 days of the closing of the Merger. Pursuant to the terms of the Stockholders Agreement if the registration statement is not filed within 60 days of the closing of the Merger or if the registration statement has not been declared effective by the SEC at the later of (i) 90 days after the closing date of the Merger or (ii) in the event the SEC reviews the registration statement and has comments, 180 days after the closing of the Merger, the Company will be required pay liquidated damages on a monthly basis equal to 1% of the aggregate purchase price paid by the holders of the Preferred Stock. The total amount of liquidated damages will be limited to 16% of the aggregate purchase price paid by the holders of the Preferred Stock.

9. Convertible Preferred Stock and Redeemable Convertible Preferred Stock

        On November 14, 2003, the Company issued 61 shares of Series A Junior Convertible Preferred Stock (Series A Preferred Stock).

        On November 14, 2003, the Company issued 533 shares of Series B Redeemable Convertible Preferred Stock (Series B Preferred Stock) in the Stage I closing, on December 31, 2004, the Company issued 533 shares of Series B Preferred Stock, in the Stage II closing, and on December 31, 2005, the Company issued an additional 533 shares of Series B Preferred Stock, in the Stage III closing, under the Series B Convertible Redeemable Preferred Stock Purchase Agreement (the Series B Agreement) at a purchase price of  $15.00 per share, resulting in net proceeds of  $7,831,  $7,967, and  $7,977, respectively.

        On December 15, 2006, the Company issued 2,193 shares of Series C Redeemable Convertible Preferred Stock, in the Stage I closing under the Series C Convertible Redeemable Preferred Stock Purchase Agreement (the Series C Agreement) at a purchase price of  $ 8.14 per share, resulting in net proceeds of  $17,633. On February 23, 2007, the Company issued 1,407 shares of Series C Redeemable Convertible Preferred Stock, in an additional Stage I closing, and on August 17, 2007, the Company issued an additional 1,228 shares of Series C Preferred Stock, in an additional interim closing, under the Series C Agreement at a purchase price of  $8.14 per share, resulting in net proceeds of  $21,397 (net of issuance costs of  $57).

        The Series C Preferred Stock Stage I investors also agreed, subject to the attainment of certain milestones, to purchase additional shares of Series C Preferred Stock. The price for the subsequent purchases was fixed at  $ 8.14. This right to purchase the Series C Preferred Stock (Investor Right/Obligation) represented a free-standing financial instrument, which was recorded at its fair value as a short-term liability at December 31, 2006 and 2007 in accordance with ASC 480-10 (formerly SFAS No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity).

        On March 28, 2008, the Company issued 3,472 shares of Series C Preferred Stock, in a Stage II closing, at a purchase price of  $8.14 per share, resulting in net proceeds of  $28,255 (net of issuance costs of  $11). This financing settled the Investor Right/Obligation noted above, and, accordingly, the liability for such was derecognized and recorded as additional paid-in capital. In accordance with ASC 480-10, the Company calculated the fair value of the obligation at the date of the attainment of the milestones to be approximately  $7,100, which was recorded as additional paid-in capital upon the subsequent closing.

        On November 14, 2008, the Company issued 1,846 shares of Series C Preferred Stock to existing investors, in a Stage III closing, at a purchase price of  $8.14 per share, resulting in net proceeds of  $14,810 (net of issuance costs of  $219).

        The rights, preferences, and privileges of the Series A Preferred Stock, Series B Preferred Stock, and Series C Preferred Stock (collectively, the Preferred Stock) are as follows:

Conversion

        Each Preferred stockholder has the right, at their option at any time, to convert any such shares of Preferred Stock into such number of fully paid shares as is determined by dividing the original purchase price by the conversion price. The conversion price of the Preferred Stock as of December 31, 2009 and 2010 was  $8.14 and  $15.00 per share for Series C Preferred Stock and for Series B and A Preferred Stock, respectively, which in each case represents a 1 for 1 conversion ratio to common stock.

Redemption

        At the request of holders of 68% in voting power of the shares of Series B and Series C Preferred Stock then outstanding, made at any time on or after the fourth anniversary of the original Series C Preferred Stock issuance date, the Company will be required to redeem all of the outstanding shares of Series B and Series C Preferred Stock at a redemption price equal to the original Series B or Series C Preferred Stock purchase price of  $15.00 and  $8.14, respectively, plus any declared or accrued but unpaid dividends. Dividends accrue at 8% per annum, compounding annually, commencing on the date of issuance of the Series B and C Preferred Stock, respectively.

        If the Company, at any time, breaches any of its representations, warranties, covenants, and/or agreements set forth in the Stockholders' Agreements between the Company and the Series B and Series C Preferred Stockholders specified in those agreements, holders of 68% of the voting power of the Series B and Series C Preferred Stock may elect, at their sole discretion, if the breach is not cured within 60 days, to accelerate the maturity of the rights of all the Series B and Series C Preferred Stockholders and cause the immediate redemption of all the shares of Series B and Series C Preferred Stock.

        The Series A Preferred Stock is not redeemable.

Dividends

        Following payment in full of required dividends to the holders of Series C Stock and Series B Stock, Series A Preferred Stockholders are entitled to receive dividends on shares of Series A Preferred Stock, when, if and as declared by the Board of Directors at a rate to be determined by the Board of Directors.

        Following payment in full of required dividends to the holders of Series C Stock, Series B Preferred Stockholders are entitled to receive dividends at the rate of 8% per annum, compounding annually, which will accrue on a quarterly basis commencing on the date of issuance of the Series B Preferred Stock. Dividends will be payable, as accrued, upon liquidation, event of sale, redemption date, and conversion to common stock (whether declared or not) as specified in the Stockholders' Agreement. The holders of shares of Series B Preferred Stock are also entitled to dividends declared or paid on any shares of common stock.

        Series C Preferred Stockholders are entitled to receive dividends at the rate of 8% per annum, compounding annually, which will accrue on a quarterly basis commencing on the date of issuance of the Series C Preferred Stock. Dividends will be payable, as accrued, upon liquidation, event of sale, redemption date, and conversion to common stock as (whether declared or not) specified in the Stockholders' Agreement. The holders of shares of Series C Preferred Stock are also entitled to dividends declared or paid on any shares of common stock.

Voting

        The Preferred Stockholders are entitled to vote together with the holders of the common stock as one class on an as if converted basis.

        In addition, the Series B and Series C Preferred Stockholders, voting as a separate class (Senior Preferred Stockholders), have the exclusive right to elect six members of the Board of Directors.

Liquidation

        The Series C Preferred Stock ranks senior and prior to the Series B Preferred Stock, Series A Preferred Stock, and the Company's common stock. The Series B Preferred Stock ranks senior and prior to the Series A Preferred Stock and the Company's common stock, and junior to the Series C Preferred Stock. The Series A Preferred Stock ranks senior and prior to the Company's common stock.

        In the event of a liquidation, dissolution, or winding-up of the Company, the holders of the Series C Preferred Stock are entitled to be paid first out of the assets available for distribution, before any payment shall be made to the Series B and Series A Preferred Stockholders. Payment to the Series C Preferred Stockholders shall consist of the original issuance price of  $8.14, plus all accrued but unpaid dividends and interest. After the distribution to the Series C Preferred Stockholders, the holders of Series B Preferred Stock, and then Series A Preferred Stock, will be entitled to receive an amount per share equal to the original purchase price per share of  $15.00, plus any declared and unpaid dividends. If the assets of the Company are insufficient to pay the full preferential amounts to the Series C Preferred Stockholders, the assets will be distributed ratably among the Series C Preferred Stockholders in proportion to their aggregate liquidation preference amounts. If the assets of the Company are insufficient to pay the full preferential amounts to the Series B and Series A Preferred Stockholders, after payment to the Series C Preferred Stockholders, the Series B Stockholders shall first share ratably in any remaining distribution of assets according to the respective amounts which would be repayable to them in respect of the shares of Series B Preferred Stock held upon such distribution. The Series A Preferred Stockholders would only share in the distribution of assets once the Series B Preferred Stockholders have received their full preferential amounts.

        In the event of, and simultaneously with, the closing of an Event of Sale of the Company (as defined in the Stockholders' Agreement), the Company shall redeem all of the shares of Series A, Series B, and Series C Preferred Stock then outstanding at the Special Liquidation Price. If the Event of Sale involves consideration other than cash, the Special Liquidation Price may be paid with such consideration having a value equal to the Special Liquidation Price. The Special Liquidation Price shall be equal to an amount per share, which would be received by each Preferred Stockholder if, in connection with the Event of Sale, all the consideration paid in exchange for the assets or the shares of capital stock of the Company was actually paid to and received by the Company, and the Company was immediately liquidated thereafter and its assets distributed pursuant to the liquidation terms above.

Stockholders' Deficit	12 Months Ended
Dec. 31, 2010
Stockholders' Deficit
Stockholders' Deficit

10. Stockholders' Deficit

Common Stock

        The Company has reserved the following number of shares of common stock at December 31, 2009 and 2010:

	December 31
	2009	2010
Conversion of Series A Preferred Stock	62	62
Conversion of Series B Preferred Stock	1,600	1,600
Conversion of Series C Preferred Stock	10,147	10,147
Stock options	1,767	1,765
Warrants	1	1

Total	13,577	13,575

2003 Long-Term Incentive Plan

        The Company's 2003 Long-Term Incentive Plan (the Plan) provides for the granting of incentive stock options, nonqualified options and stock grants to key employees and consultants of the Company. The exercise price of the incentive stock options, as determined by the Board of Directors, must be at least 100% (110% in the case of incentive stock options granted to a stockholder owning in excess of 10% of the Company's common stock) of the common stock fair value as of the date of the grant. The provisions of the Plan limit the exercise of incentive stock options, but in no case may the exercise period extend beyond ten years from the date of grant (five years in the case of incentive stock options granted to a stockholder owning in excess of 10% of the Company's common stock). Stock options generally vest over a four-year period. The Company has authorized 2,016 shares of common stock for issuance under the Plan.

Stock-Based Compensation

        A summary of stock option activity is as follows:

	Shares	Weighted- Average Exercise Price (in dollars per share)	Weighted- Average Contractual Life (In Years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2009	1,217	$1.20	7.74	$1,382
Granted	258	1.35
Exercised	(2)	0.90
Cancelled	(11)	1.20

Options outstanding at December 31, 2010	1,462	$1.20	7.28	$1,715

Options exercisable at December 31, 2010	1,018	$1.20	6.69	$1,154

Options vested or expected to vest at December 31, 2010	1,449	$1.20	7.26	$1,699

        No stock options were exercised in the year ended December 31, 2009 and 2 stock options were exercised in the year ended December 31, 2010. The weighted-average grant-date fair value of options granted during 2009 and 2010 was  $0.75 and  $0.60, respectively. The total grant-date fair value of stock options that vested during 2010 was approximately  $104. The aggregate intrinsic value of options that vested during 2010 was approximately  $154.

        As of December 31, 2010, there was approximately  $101 of total unrecognized compensation expense related to unvested employee share-based compensation arrangements, which is expected to be recognized over a weighted-average period of approximately 0.6 years.

        During 2009 and 2010, the Company's Board of Directors granted 2 and 10 stock options, respectively, to a Scientific Advisory Board member of the Company. During 2010, the Company's Board of Directors granted 257 stock options to a new member of the Board of Directors of the Company. The Company records stock-based compensation expense for such options as they vest, and remeasures the fair value of the options at each reporting period. During the years ended December 31, 2009 and 2010, the Company recorded approximately  $25 and  $34 of stock-based compensation expense, respectively.

License Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
License Agreements
License Agreements

13. License Agreements

On September 27, 2005, the Company entered into a license agreement (the Ipsen Agreement), as amended, with SCRAS S.A.S, a French corporation on behalf of itself and its affiliates (collectively, Ipsen). Under the Ipsen Agreement, Ipsen granted to the Company an exclusive right and license under certain Ipsen compound technology and related patents to research, develop, manufacture and commercialize certain compounds and related products in all countries, except Japan and (subject to certain co-marketing and co-promotion rights retained by Ipsen) France. BA058 (the Company’s bone growth drug) is subject to the Ipsen Agreement. Ipsen also granted the Company an exclusive right and license under the Ipsen compound technology and related patents to make and have made compounds or product in Japan. Ipsen also granted the Company an exclusive right and license under certain Ipsen formulation technology and related patents solely for purposes of enabling the Company to develop, manufacture and commercialize compounds and products covered by the compound technology license in all countries, except Japan and (subject to certain co-marketing and pro-promotion rights retained by Ipsen) France. In consideration for these licenses, the Company made a nonrefundable, non-creditable payment of  $0.3 million to Ipsen, which was expensed during 2005. The Ipsen Agreement provides for further payments to Ipsen upon the achievement of certain development and commercialization milestones specified in the Ipsen Agreement, and for the payment of royalties on net sales of any product that includes the compound licensed from Ipsen or any analog thereof.

If the Company sublicenses the rights licensed from Ipsen, then the Company will also be required to pay Ipsen a percentage of certain payments received from such sublicensee (in lieu of milestone payments not achieved at the time of such sublicense). In connection with the Ipsen Agreement, the Company recorded approximately  $0.2 million,  $24,000,  $0.3 million, and  $44,000 in research and developments costs in the three-month periods ended June 30, 2011 and 2010, and the six-month periods ended June 30, 2011 and 2010, respectively. The costs were incurred by Ipsen and charged to the Company for the manufacture of the clinical supply of the licensed compound.

On May 11, 2011, the Company entered into a second amendment to the Ipsen Agreement pursuant to which Ipsen agreed to accept shares of Series A-1 in lieu of cash as consideration for a milestone payment due to Ipsen following the initiation of the first BA058 Phase 3 study. The number of shares of Series A-1 to be issued to Ipsen was determined based upon the U.S. dollar exchange rate for the euro two business days prior to closing. On May 17, 2011, the Company issued 17,326 shares of Series A-1 to Ipsen to settle the obligation.  Accordingly, the Company recorded research and development expense of  $1.4 million during the three- and six-month periods ended June 30, 2011. The expense represents the fair value of the Series A-1 shares of  $81.42 per share.

11. License Agreements

        On September 27, 2005, the Company entered into a license agreement (the Ipsen Agreement) with SCRAS SAS, a French corporation on behalf of itself and its affiliates (collectively, Ipsen). Under the Ipsen Agreement, Ipsen granted to the Company an exclusive right and license under certain Ipsen compound technology and related patents to research, develop, manufacture and commercialize certain compounds and related products in all countries, except Japan and (subject to certain co-marketing and co-promotion rights retained by Ipsen) France. BA058 (the Company's bone growth drug) is subject to the Ipsen Agreement. Ipsen also granted the Company an exclusive right and license under the Ipsen compound technology and related patents to make and have made compounds or product in Japan. Ipsen also granted the Company an exclusive right and license under certain Ipsen formulation technology and related patents solely for purposes of enabling the Company to develop, manufacture and commercialize compounds and products covered by the compound technology license in all countries, except Japan and (subject to certain co-marketing and pro-promotion rights retained by Ipsen) France. In consideration for these licenses, the Company made a nonrefundable, non-creditable payment of  $250 to Ipsen, which was expensed during 2005 as research and development costs. The Ipsen Agreement provides for further payments to Ipsen upon the achievement of certain development and commercialization milestones specified in the Ipsen Agreement, and for the payment of royalties on net sales of any product that includes the compound licensed from Ipsen or any analog thereof.

        If the Company sublicenses the rights licensed from Ipsen, then the Company will also be required to pay Ipsen a percentage of certain payments received from such sublicensee (in lieu of milestone payments not achieved at the time of such sublicense). The Ipsen Agreement was amended on September 12, 2007. In connection with the Ipsen Agreement, the Company recorded approximately  $1,117 and  $1,227 in research and developments costs in the years ended December 31, 2009 and 2010, respectively. The costs were incurred by Ipsen and charged to the Company for the manufacture of the clinical supply of the licensed compound.

        On May 11, 2011, the Company entered into a second amendment to the Ipsen Agreement pursuant to which Ipsen agreed to accept shares of Radius Series A-1 convertible preferred stock (Series A-1 Preferred Stock) in lieu of cash as consideration for a milestone payment due to Ipsen following the initiation of the first BA058 Phase III study. The number of shares of Series A-1 Preferred Stock to be issued to Ipsen will be determined based upon the exchange rate for the euro two business days prior to closing, which is expected to occur on May 17, 2011. Assuming the exchange rate effective on May 17, 2011, the Company would issue 17 shares of Series A-1 Preferred Stock to Ipsen to settle the obligation. The number of shares could increase or decrease due to changes in the exchange rate upon closing. Radius agreed to pay interest in cash to Ipsen should the closing not occur within the defined timeframe for payment of the milestone.

        On June 29, 2006, the Company entered into a license agreement (the Eisai Agreement) with Eisai Co., Ltd. (Eisai) under which the Company was granted the exclusive license in all countries, except Japan, to use certain technology related to the compound known as RAD1901 (the Company's drug for the treatment of menopausal symptoms, as well as other women's health issues). The Company also was granted the right to sublicense with prior written approval from Eisai, but subject to a right of first negotiation held by Eisai if the Company seeks to grant sublicenses limited to particular Asian countries. In consideration for the license, the Company made an initial payment to Eisai of  $500 upon signing of the Eisai Agreement, which was expensed as research and development costs at that time. The Eisai Agreement also provides for further payments to Eisai upon the achievement of certain development and regulatory milestones, as defined in the Eisai Agreement. Additionally, the Eisai Agreement provides for the payment of royalties on net sales of products covered by the licensed patents and technology. In January 2008, the Company paid  $500 to Eisai upon the achievement of the first. milestone, acceptance of the Company's Investigational New Drug submission. The payment was expensed as research and development costs. No payments were made to Eisai in 2009, and  $500 was expensed as research and development expense and paid to Eisai in March 2010 upon achievement of the second milestone.

        On August 17, 2007, the Company entered into an option agreement with Novartis International Pharmaceutical Ltd (Novartis). For a fee of  $5,000, paid to the Company in August 2007, Novartis had the option of obtaining an exclusive sublicense to further develop and commercialize products comprising Radius' proprietary PTH related protein analog, BA058, and any back-up or derivative compounds, subject to the terms of the sublicense agreement for a fixed period of time as defined in the Option Agreement. The Option Agreement terminated at the earlier of the execution of a sublicense agreement between the two parties, or six months from the date Novartis received a Study Report, as defined in the Option Agreement, from the Company. The Company delivered the Study Report to Novartis in April 2009. In October of 2009, Novartis notified the Company that it would not be exercising its option to license the technology per the terms of the agreement. The Company recognized the  $5,000 option fee as revenue ratably based on the estimated performance period.

Research Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Research Agreements
Research Agreements

14. Research Agreements

The Company entered into a Letter of Intent with Nordic on September 3, 2010, pursuant to which it funded preparatory work by Nordic in respect of a Phase 3 clinical study of BA058 Injection. The Letter of Intent was extended on December 15, 2010 and on January 31, 2011.  On March 29, 2011, the Company and Nordic entered into a Clinical Trial Services Agreement, a Work Statement NB-1 (the “Work Statement”) under such Clinical Trial Services Agreement and a related Stock Issuance Agreement. Pursuant to the Work Statement, Nordic is managing the Phase 3 clinical study (the “Clinical Study”) of BA058 Injection and Nordic will be compensated for such services in a combination of cash and shares of Series A-6.

Pursuant to the Work Statement, the Company is required to make certain per patient payments denominated in both euros and U.S. dollars for each patient enrolled in the Clinical Study followed by monthly payments for the duration of the study and final payments in two equal euro-denominated installments and two equal U.S. Dollar-denominated installments. Changes to the Clinical Study schedule may alter the timing, but not the aggregate amounts, of the payments. The Work Statement provides for a total of 33.9 million of euro-denominated payments and 4.9 million of U.S. Dollar-denominated payments over the course of the Clinical Study.

Pursuant to the Stock Issuance Agreement, Nordic agreed to purchase the equivalent of €0.4 million of Series A-5 Preferred Stock at  $8.142 per share. 64,430 shares of Series A-5 were issued to Nordic on May 17, 2011, which generated proceeds of  $0.5 million to the Company.  These shares were exchanged in the Merger for an aggregate of 6,443 shares of Series A-5 through a reverse stock split.

The Stock Issuance Agreement provides that Nordic is entitled to receive quarterly stock dividends, payable in shares of Series A-6, having an aggregate value of up to €36.8 million (the “Series A-5 Accruing Dividend”). This right to receive the Series A-5 Accruing Dividend is non-transferrable and will remain with Nordic in the event it sells the shares of Series A-5 or in the event the shares of Series A-5 are converted into common stock in accordance with the Company’s amended Articles of Incorporation.

The Series A-5 Accruing Dividend is determined based upon the estimated period that will be required to complete the Clinical Study. On the last Business Day of each calendar quarter (each, an “Accrual Date”), beginning with the quarter ended June 30, 2011, the Company has a liability to issue shares of Series A-6 to Nordic that is referred to as the Applicable Quarterly Amount and is equal to (A) €36.8 million minus the aggregate value of any prior Series A-5 Accruing Dividend accrued divided by (B) the number of calendar quarters it will take to complete the Clinical Study.  To calculate the aggregate number of shares of Series A-6 due to Nordic in each calendar quarter, the Company converts the portion of €36.8 million to accrue in such calendar quarter into U.S. dollars using the simple average of the exchange rate for buying U.S. dollars with euros for all Mondays’ in such calendar quarter. The Company then calculates the aggregate number of shares of Series A-6 to accrue in such calendar quarter by dividing the U.S. dollar equivalent of the Applicable Quarterly Amount, by the fair market value as of the applicable Accrual Date, and rounding down the resulting quotient to the nearest whole number. Such shares due to Nordic will be issued when declared or paid by the Company’s Board of Directors, who are required to do so upon Nordic’s request, or upon an event of sale. As of June 30, 2011, 57,987 shares of Series A-6 are due to Nordic.

Prior to the issuance of shares of Series A-6 to Nordic, the liability to issue shares of Series A-6 will be accounted for as a liability in the Company’s Balance Sheet. As of June 30, 2011, the fair value of the liability was  $3.4 million based upon the fair value of the Series A-6 as determined using PWERM. Changes in the value from the date of accrual to the date of issuance of the shares are recorded as a gain or loss in other income (expense) in the Statement of Operations.

The Company recognizes research and development expense for the amounts due to Nordic under the Work Statement ratably over the estimated per patient treatment period beginning upon enrollment in the Clinical Study, or a twenty-month period. The Company recorded  $10.6 million and  $11.4 million in the three- and six-month periods ended June 30, 2011 reflecting costs incurred for preparatory and other start-up costs to initiate the Clinical Study in April 2011. The Company recorded an additional  $0.5 million of research and development expense in the six-month period ended June 30, 2011 for per patient costs incurred for patients that had enrolled in the Clinical Study as of June 30, 2011.  As of June 30, 2011, in addition to the  $3.4 million liability that is reflected in Other Liabilities on the Balance Sheet that will be settled in shares of Series A-6, as noted above, the Company has a liability to Nordic of approximately  $1.6 million that is included in accrued expenses on the Balance Sheet.

The Company is also responsible for certain pass through costs in connection with the Clinical Study.  Pass through costs are expensed as incurred or upon delivery.  The Company recognized research and development expense of  $1.8 million and  $2.4 million for pass through costs in the three- and six-month periods ended June 30, 2011.

12. Research Agreements

        In March 2004, the Company entered into a Laboratory Services and Confidentiality Agreement with Charles River Laboratories, Inc. ("CRLI") and amended this agreement on November 7, 2008. The Company has entered into a series of letter agreements with CRLI pursuant to this Laboratory Services and Confidentiality Agreement, covering the performance of certain testing and analytical services concerning the Company's product candidates. For the years ended December 31, 2009 and 2010, the Company incurred approximately  $204 and  $528 of costs, which were expensed as research and development costs, respectively.

        On November 3, 2006, the Company entered into a master clinical services agreement with MDS Pharma Services, Inc. (MDS) whereby the Company agreed to sponsor a study conducted by MDS to evaluate the effects of the Company's bone growth drug (BA058) in the treatment of postmenopausal women with osteoporosis. The expected duration of the study was from September 2006 through March 2009. During 2009 the agreement was assigned by MDS to INC Research, Inc. Total estimated costs to be incurred under this agreement are  $9,500. For the years ended December 31, 2009 and 2010, the Company incurred approximately  $1,700 and  $12 of costs, which were expensed as research and development costs, respectively.

        In October 2007, the Company entered into a Development and Manufacturing Services Agreement with LONZA Sales Ltd. on behalf of itself and its affiliates (collectively, Lonza). The Company and Lonza have entered into a series of Work Orders pursuant to the Development and Manufacturing Services Agreement pursuant to which Lonza has performed pharmaceutical development and manufacturing services for the Company's BA058 product. For the years ended December 31, 2009 and 2010, the Company incurred approximately  $26 and  $974 of costs, which were expensed as research and development costs, respectively.

        On December 4, 2008, the Company entered into a Feasibility Agreement with 3M Company and 3M Innovative Properties Company (collectively 3M) whereby 3M assessed the feasibility of developing a BA058 microneedle patch product and supplying the product for preclinical studies in an animal model. On June 19, 2009, upon completion of the feasibility study, the Company entered into a Development and Clinical Supplies Agreement with 3M for the further development of a BA058 microneedle patch product and the supply of such product for certain clinical studies. Total payments to 3M for work performed under both the Feasibility Agreement and the Development and Clinical Supplies Agreement were approximately  $2,400 and  $313 in the years ended December 31, 2009 and 2010, respectively. These costs were expensed as incurred to research and development.

        In September 2010, the Company entered into a Letter of Intent with Nordic Bioscience Clinical Development VII A/S ("Nordic") on, pursuant to which the Company funded preparatory work by Nordic in respect of a Phase III clinical study of BA058 for injection. The Letter of Intent was extended on December 15, 2010 and on January 31, 2011. Pursuant to the Letter of Intent and the two extensions, Radius funded an aggregate  $1,500 of preparatory work by Nordic during 2010 and funded and additional  $750 of preparatory work by Nordic during 2011. On March 29, 2011, the Company and Nordic entered into a Clinical Trial Services Agreement, a Work Statement NB-1 under such Clinical Trial Services Agreement and a related Stock Issuance Agreement. Pursuant to Work Statement NB-1, Nordic is managing the Phase III clinical study of BA058 for Injection. Pursuant to the Stock Issuance Agreement, Nordic will purchase the equivalent of €372 of Radius' Series A-5 Preferred Stock at a price per share equal to  $8.142. The Stock Issuance Agreement provides that Nordic will receive additional shares of capital stock, which shall initially be in the form of the Company's Series A-6 Preferred Stock, at certain times during the performance of the Phase III clinical study that is the subject of Work Statement NB-1.

Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes
Income Taxes

13. Income Taxes

        As of December 31, 2010 the Company had federal and state net operating loss (NOL) carryforwards of approximately  $85,483 and  $74,621, respectively, which may be used to offset future taxable income. The Company also had federal and state tax credits of  $2,424 and  $257, respectively, to offset future tax liabilities. The NOL and tax credit carryforwards will expire at various dates through 2030, and are subject to review and possible adjustment by federal and state tax authorities. The Internal Revenue Code contains provision that may limit the NOL and tax credit carryforwards available to be used in any given year in the event of certain changes in the ownership interests of significant stockholders under Section 382 of the Internal Revenue Code.

        A reconciliation of income taxes computed using the U.S. federal statutory rate to that reflected in operations follows:

	Year Ended December 31
	2009	2010
Income tax benefit using U.S. federal statutory rate	$(5,130)	$(4,974)
State income taxes, net of federal benefit	(946)	411
Stock-based compensation	40	34
Research and development tax credits	(504)	(320)
Change in the valuation allowance	6,405	4,838
Permanent items	124	3
Other	11	8

	$—	$—

        The Company is subject to Massachusetts net worth taxes, not based on income, which is largely offset by allowable tax credits and recorded as a component of operating expenses.

        The principal components of the Company's deferred tax assets are as follows:

	December 31
	2009	2010
Deferred tax assets:
Net operating loss carryforwards	$28,047	$33,008
Capitalized research and development	2,244	1,789
Research and development credits	2,273	2,593
Depreciation and amortization	122	126
Other	141	148

Gross deferred tax assets	32,827	37,664
Valuation allowance	(32,827)	(37,664)

Net deferred tax asset	$—	$—

        The Company has recorded a valuation allowance against its deferred tax assets in each of the years ended December 31, 2009 and 2010, because the Company's management believes that it is more likely than not that these assets will not be realized. The increase in the valuation allowance in 2010 primarily relates to the net loss incurred by the Company.

        Effective January 1, 2009, the Company adopted new accounting guidance related to accounting for uncertainty in income taxes. The Company's reserves related to taxes are based on a determination of whether and how much of a tax benefit taken by the Company in its tax filings or positions is more likely than not to be realized following resolution of any potential contingencies present related to the tax benefit. As a result of the implementation of the new guidance, the Company recognized no material adjustment for unrecognized income tax benefits. As of the adoption date on January 1, 2009, and through December 31, 2010, the Company had no unrecognized tax benefits or related interest and penalties accrued. The Company has not, as yet, conducted a study of research and development (R&D) credit carryforwards. This study may result in an adjustment to the Company's R&D credit carryforwards; however, until a study is completed and any adjustment is known, no amounts are being presented as an uncertain tax position. A full valuation allowance has been provided against the Company's R&D credits and, if an adjustment is required, this adjustment would be offset by an adjustment to the valuation allowance. Thus, there would be no impact to the balance sheet or statement of operations if an adjustment were required. The Company would recognize both accrued interest and penalties related to unrecognized benefits in income tax expense. The Company has not recorded any interest or penalties on any unrecognized benefits since inception.

        The statute of limitations for assessment by the Internal Revenue Service and Massachusetts tax authorities is closed for tax years prior to December 31, 2007, although carryforward attributes that were generated prior to tax year 2007 may still be adjusted upon examination by the IRS or state tax authorities if they either have been or will be used in a future period. The Company files income tax returns in the United States and Massachusetts. There are currently no federal or state audits in progress.

Qualifying Therapeutic Discovery Project Grants

        In October 2010, the Company received notification from the Internal Revenue Service that it was awarded three separate grants in the aggregate amount of  $733 pursuant to the qualifying therapeutic discovery grant program established by the Internal Revenue Service and the Secretary of Health and Human Services under the Patient Protection and Affordable Care Act of 2010. The grants were made with respect to certain of the Company's qualifying research and development programs. The Company received the full amount related to these grants in 2010, and this amount was recorded as other income in the statement of operations for the year ended December 31, 2010.

Subsequent Events	12 Months Ended
Dec. 31, 2010
Subsequent Events
Subsequent Events

14. Subsequent Events

        On April 25, 2011, the Company executed a merger agreement for a reverse merger with MPM Acquisition Corp., a public shell company, and a Series A-1 convertible preferred stock purchase agreement ("Stock Purchase Agreement"). On May 11, 2011, the Stock Purchase Agreement was amended to provide the Company with an irrevocable, legally binding commitment for  $64,300 of proceeds from the issuance of 789 shares of Series A-1 convertible preferred stock at  $81.42 per share to accredited investors in three closings which will take place in 2011. The proceeds from each closing are generally due to the Company upon written request according to the provisions of the Stock Purchase Agreement, as amended, and there are no closing conditions or other contingencies that would prevent the Company from having access to the proceeds at their request. Prior to the execution of the reverse merger, the Company's existing preferred stock will be recapitalized whereby shares of the existing Series C, Series B and Series A Preferred Stock will be exchanged for new Series A-2 convertible preferred stock, new Series A-3 convertible preferred stock and new Series A-4 convertible preferred stock, respectively. All prior accrued dividends on the original Series B and C Preferred stock will be forfeited by the holders as part of this recapitalization. In addition, the holders of the Series B and Series C Preferred stock waived their contingent redemption rights on such shares.

        On May 17, 2011, the Company's Board of Directors and stockholders approved a 15:1 reverse stock split of all of the Company's capital stock. All share and per share amounts in the financial statements have been retroactively adjusted for all periods presented to give effect to the reverse stock split, including reclassifying an amount equal to the reduction in par value to additional paid-in-capital.

        On May 17, 2011, the Company's preferred stock was recapitalized, as discussed above, and the Company closed the reverse merger with MPM Acquisition Corp. The financial statements have been retroactively adjusted to give effect to the reverse Merger, including the change in par value from  $0.01 to  $0.0001 and the exchange of one share of each series of new preferred stock for one-tenth of one share of new preferred stock that was effective upon Merger closing. In addition, the Company executed the first closing under the Stock Purchase Agreement pursuant to which it issued 263 shares of Series A-1 convertible preferred stock for gross proceeds of  $21,400. The Company also issued 6 shares of Series A-5 convertible preferred stock to Nordic for proceeds of  $525 in accordance with the Stock Issuance Agreement discussed in Note 12.

Subsequent Event (unaudited)	12 Months Ended
Dec. 31, 2010
Subsequent Event (Unaudited)
Subsequent Event (Unaudited)

15. Subsequent Event (unaudited)

        On May 23, 2011, the Company entered into a Loan and Security Agreement (the Agreement) with several lenders, pursuant to which the lenders agreed to make available to the Company  $25,000 in the aggregate over three term loans. The initial term loan was made on May 23, 2011 in an aggregate principal amount equal to  $6,250 (the "Initial Term Loan") and is repayable over a term of 42 months, including a six-month interest only period . The Initial Term Loan bears interest at 10%. Pursuant to the Agreement, the Company may request two additional term loans, the first, which must be funded no later than November 23, 2011, in an aggregate principal amount equal to  $6,250 (the "Second Term Loan") and the second, which must be funded not later than May 23, 2012, in an aggregate principal amount equal to  $12,500 (the "Third Term Loan"). In the event the Second Term Loan is not funded on or before November 23, 2011, the Lenders' commitment to make the Second Term Loan shall be terminated and the total commitment shall be reduced by  $6,250. In the event the Third Term Loan is not funded on or before May 23, 2012, the Lenders' commitment to make the Third Term Loan shall be terminated and the total commitment shall be further reduced by  $12,500. Pursuant to the Agreement, the Company agreed to issue to the Lenders (or their respective affiliates or designees) warrants to purchase a number of shares of the Company's Series A-1 Preferred Stock equal to the quotient of (a) the product of (i) the amount of the applicable term loan multiplied by (ii) four percent (4%) divided by (b) the exercise price equal to  $81.42 per share. The warrants expire ten years from the date they are issued. On May 23, 2011, the Company issued a warrant to each of the lenders for the purchase of a total of 3 shares of Series A-1 Preferred stock.

Document and Entity Information	6 Months Ended
	Jun. 30, 2011	Aug. 09, 2011
Document and Entity Information
Entity Registrant Name	Radius Health, Inc.
Entity Central Index Key	0001428522
Document Type	S-1
Document Period End Date	Jun 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		592,581
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2